DOCUMENT>
N-CSR
<SEQUENCE>1
<FILENAME>BBHTRUSTNCSRDEC04.txt
BBH TRUST 6-30-05 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-03779

Name of Fund:  BBH TRUST

		BBH Money Market Fund
		BBH U.S. Treasury Money Fund
		BBH Tax Free Short/Intermediate Fixed Income Fund
		BBH Tax Exempt Money Fund



Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn, Principal Financial Officer,
	BBH Trust, 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/05

Date of reporting period: 07/01/04 - 6/30/05

ITEM 1 - Attach shareholder report
                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                 Annual Report

                                 JUNE 30, 2005

                             BBH MONEY MARKET FUND

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

ASSETS:
  Investment in BBH U.S. Money Market Portfolio
    (the "Portfolio"), at value ..............................  $1,258,637,000
                                                                --------------
      Total Assets ...........................................   1,258,637,000
                                                                --------------
LIABILITIES:
  Payables for:
    Shareholder servicing fees ...............................         261,622
    Dividends declared .......................................         110,033
    Administrative fees ......................................          99,416
    Board of Trustees' fees ..................................          26,575
    Professional fees ........................................          21,769
    Accounting fees ..........................................           1,333


  Accrued expenses and other liabilities .....................          24,379
                                                                --------------
    Total Liabilities ........................................         545,127
                                                                --------------
NET ASSETS, for 1,258,091,873 fund shares outstanding ........  $1,258,091,873
                                                                ==============
Net Assets Consist of:
  Paid-in capital ............................................  $1,258,091,873
                                                                ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE .................           $1.00
                                                                         =====

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2005

INVESTMENT INCOME:
  Interest income allocated from Portfolio ......................  $30,283,807
  Expenses allocated from Portfolio .............................   (2,165,424)
                                                                   -----------
    Net Investment Income Allocated from Portfolio ..............   28,118,383
                                                                   -----------
Expenses:
  Shareholder servicing fees ....................................    3,410,875
  Administrative fees ...........................................    1,296,056
  Board of Trustees' fees .......................................       83,016
  Professional fees .............................................       27,740
  Accounting fees ...............................................        8,000
  Miscellaneous expenses ........................................       99,648
                                                                   -----------
    Total Expenses ..............................................    4,925,335
                                                                   -----------

Net Investment Income ...........................................  $23,193,048
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                              3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                For the years ended June 30
                                             ---------------------------------
                                                  2005              2004
                                             ---------------   ---------------
DECREASE IN NET ASSETS:
  From Operations:
    Net investment income .................. $    23,193,048   $     8,528,585
  Dividends declared from net
    investment income ......................     (23,193,048)       (8,528,585)
                                             ---------------   ---------------
  From Fund Share (Principal) Transactions
    at Net Asset Value of $1.00 per share:
      Fund shares sold .....................   4,013,587,731     5,144,651,486
      Fund shares issued in reinvestment
        of dividends ......................      11,386,843         4,156,598
      Fund shares repurchased ..............  (4,141,684,337)   (5,232,593,269)
                                             ---------------   ---------------
  Net decrease in net assets resulting
    from fund share transactions ...........    (116,709,763)      (83,785,185)

NET ASSETS:
  Beginning of year ........................   1,374,801,636     1,458,586,821
                                             ---------------   ---------------
  End of year .............................. $ 1,258,091,873   $ 1,374,801,636
                                             ===============   ===============

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                      For the years ended June 30,
                                      ----------------------------------------------------------
                                         2005        2004        2003        2002        2001
                                      ----------  ----------  ----------  ----------  ----------
Net asset value,
  beginning of year .................      $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment operations:
  Net investment income .............       0.01        0.01        0.01        0.02        0.05
Dividends to shareholders from
  net investment income .............      (0.01)      (0.01)      (0.01)      (0.02)      (0.05)
                                      ----------  ----------  ----------  ----------  ----------
Net asset value, end of year ........      $1.00       $1.00       $1.00       $1.00       $1.00
                                      ==========  ==========  ==========  ==========  ==========
Total return ........................       1.72%       0.59%       1.06%       2.10%       5.57%
Ratios/Supplemental data(1):
  Net assets, end of year
    (000's omitted) ................. $1,258,092  $1,374,802  $1,458,587  $1,381,937  $1,449,742
  Ratio of expenses to average
    net assets ......................       0.52%       0.52%       0.52%       0.51%       0.52%
  Ratio of net investment income
    to average net assets ...........       1.70%       0.59%       1.05%       2.08%       5.43%

----------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the Portfolio's expense offset arrangement, as appropriate.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                              5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2005

1. Organization and Significant Accounting Policies. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a
      Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2005, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 50% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund records its investments in the Portfolio at fair value. Valuation of investments in the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Interest Income and Expenses. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

2.    Transactions with Affiliates.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2005, the Fund incurred $1,296,056 for administrative services.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2005, the Fund incurred $3,410,875 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2005, the Fund incurred $83,016 for Trustees' fees.

      Accounting Fees. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2005, the Fund incurred $8,000 for accounting services.


FINANCIAL STATEMENT JUNE 30, 2005                                              7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders of
BBH Money Market Fund

We have audited the accompanying statement of assets and liabilities of BBH Money Market Fund (a series of BBH Trust) (the "Fund") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 26, 2005

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                              Beginning         Ending          During Period
                            Account Value    Account Value     January 1, 2005
                           January 1, 2005   June 30, 2005   to June 30, 2005(1)
                           ---------------   -------------   -------------------
Actual ...................     $1,000           $1,011                3
Hypothetical(2) ..........     $1,000           $1,022                3

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT JUNE 30, 2005                                              9

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement


At a meeting held on December 13, 2004, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH


The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

BBH MONEY MARKET FUND

--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.


FINANCIAL STATEMENT JUNE 30, 2005                                             11

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to individual BBH Money Market Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Retail). The comparative information showed that the Funds had uniformly superior performance compared to the averages in these categories over all relevant periods. The Board also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Board also noted that the BBH Money Market Fund had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Board concluded that the Funds' investment results over time and expense ratios had been satisfactory.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2005 (unaudited) (expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                    --------------    ----------
Bank Note ........................................  $   34,996,854        1.4%
Certificates of Deposit ..........................     270,935,929       10.8
Commercial Paper .................................   1,236,801,703       49.4
Corporate Bonds ..................................     232,269,650        9.3
Municipal Bond ...................................      35,700,000        1.4
U.S. Government Agency Obligations ...............     364,667,011       14.6
Time Deposits ....................................     320,000,000       12.8
Other Assets in Excess of Liabilities ............       8,680,077        0.3
                                                    --------------      -----
Net Assets .......................................  $2,504,051,224      100.0%
                                                    ==============      =====

All data as of June 30, 2005. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.


FINANCIAL STATEMENT JUNE 30, 2005                                             13

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (expressed in U.S. dollars)

  Principal                                                                                     Maturity  Interest
   Amount                                                                                         Date      Rate         Value
------------                                                                                    --------  --------   --------------
               BANK NOTE (1.4%)
$ 35,000,000   SouthTrust Bank NA(1) .......................................................    09/14/05    3.350%   $   34,996,854

               CERTIFICATES OF DEPOSIT (10.8%)
  25,000,000   ABN Amro Bank NV ............................................................    07/05/05    3.065        25,000,028
  50,000,000   Barclays Bank ...............................................................    07/21/05    3.060        50,000,000
  10,000,000   BNP Paribas .................................................................    07/06/05    3.035        10,000,007
  25,000,000   Deutsche Bank AG ............................................................    03/23/06    3.710        25,000,000
  25,000,000   HBOS Treasury Services, Plc. ................................................    12/30/05    2.950        24,982,969
  25,000,000   KBC Bank NV .................................................................    07/01/05    3.045        25,000,000
  25,000,000   Rabobank Nederland NV .......................................................    02/14/06    3.230        24,965,444

  25,000,000   Rabobank Nederland NV .......................................................    03/03/06    3.490        24,988,518
  50,000,000   Washington Mutual, Inc ......................................................    07/01/05    3.010        50,000,000
  11,000,000   Washington Mutual, Inc. .....................................................    07/14/05    3.060        10,998,963
                                                                                                                     --------------
               Total Certificates of Deposit ...............................................                            270,935,929
                                                                                                                     --------------
               COMMERCIAL PAPER (49.4%)
  50,000,000   Abbey National Treasury Services, Plc. ......................................    07/07/05    3.270        49,972,750
  25,000,000   ABN Amro Bank NV ............................................................    07/01/05    3.020        25,000,000
   9,500,000   Archer Daniels Midland ......................................................    07/01/05    3.330         9,500,000
 100,000,000   Bear Stearns & Co., Inc. ....................................................    07/01/05    3.450       100,000,000
  19,000,000   Beta Financial Group, Inc. ..................................................    07/15/05    3.240        18,976,060
  30,200,000   Beta Financial Group, Inc. ..................................................    08/30/05    3.230        30,037,423
  35,000,000   Citigroup Global Market Holdings, Inc. ......................................    07/14/05    3.030        34,961,704
  43,550,000   Columbia University ........................................................    07/01/05    2.990        43,550,000
 100,000,000   Danske Corp. ................................................................    07/01/05    3.380       100,000,000
  25,000,000   General Electric Capital Corp. .............................................    08/05/05    2.650        24,935,590
  50,000,000   Goldman Sachs Group, Inc. ...................................................    07/11/05    3.250        49,954,861
  25,000,000   HBOS Treasury Services, Plc. ................................................    07/19/05    3.050        24,961,875
  24,000,000   ING Funding LLC .............................................................    07/01/05    3.030        24,000,000
  35,600,000   Kimberly Clark ..............................................................    07/15/05    3.160        35,556,390
  23,000,000   Kittyhawk Funding Corp. .....................................................    07/05/05    3.080        22,992,129
  25,000,000   Kittyhawk Funding Corp. .....................................................    07/15/05    3.160        24,969,278
  25,000,000   Morgan Stanley ..............................................................    07/05/05    3.110        24,991,528
  25,000,000   Morgan Stanley ..............................................................    07/27/05    3.280        24,940,778

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (expressed in U.S. dollars)

  Principal                                                                                     Maturity  Interest
   Amount                                                                                         Date      Rate         Value
------------                                                                                    --------  --------   --------------
               COMMERCIAL PAPER (continued)
$ 30,000,000 National Rural Utilities Cooperative
               Finance Corp. ...............................................................    07/08/05    3.070%   $   29,982,092
  32,125,000 Oesterreichische Nationalbank .................................................    07/01/05    3.020        32,125,000
  45,415,000 Pitney Bowes ..................................................................    07/06/05    3.250        45,394,500
  50,000,000 PNC Bank .....................................................................    07/12/05    3.250        49,950,347
  25,000,000 Procter & Gamble ..............................................................    09/02/05    3.200        24,860,000
  50,000,000 Rabobank USA Financial ........................................................    07/01/05    3.370        50,000,000
 100,000,000 San Paolo .....................................................................    07/01/05    3.290       100,000,000
  25,000,000 Societe Generale ..............................................................    07/06/05    3.270        24,988,646
  25,000,000 Steamboat Funding Corp. .......................................................    07/08/05    3.350        24,983,715
  21,498,000 Steamboat Funding Corp. .......................................................    07/11/05    3.313        21,478,214
  18,779,000 Three Rivers Funding Corp. ....................................................    07/05/05    3.040        18,772,657
  50,000,000 UBS Finance, Ltd. .............................................................    07/01/05    3.390        50,000,000
  50,000,000 UBS Finance, Ltd. .............................................................    07/05/05    3.040        49,983,111
  25,000,000 Variable Funding Capital Corp. ................................................    07/05/05    3.070        24,991,472
  20,000,000 Wal-Mart Stores ...............................................................    07/06/05    3.030        19,991,583
                                                                                                                     --------------
             Total Commercial Paper ........................................................                          1,236,801,703
                                                                                                                     --------------
             CORPORATE BONDS (9.3%)
   5,000,000 Allstate Financial Global Fund ................................................    09/26/05    7.125         5,041,158
  20,901,000 Bank One Corp. ................................................................    08/01/05    7.625        20,981,680
   4,000,000 Bank One Corp. ................................................................    02/01/06    6.500         4,063,027
  17,679,000 Citigroup, Inc. ...............................................................    12/01/05    6.750        17,954,407
  25,000,000 Credit Suisse First Boston Corp.(1) ...........................................    07/06/05    3.130        25,001,665
  10,845,000 First Union Corp. .............................................................    08/18/05    7.550        10,912,196
   5,075,000 FleetBoston Financial Corp. ...................................................    04/15/06    7.125         5,203,681
  25,750,000 HSBC Finance Corp. ............................................................    01/24/06    6.500        26,206,480
  19,587,000 National Rural Utilities Cooperative
               Finance Corp. ...............................................................    05/15/06    6.000        19,951,702
  22,400,000 Norwest Corp. .................................................................    12/01/05    6.200        22,706,374
  10,245,000 Prudential Insurance Co. ......................................................    07/23/06    6.375        10,508,442
  18,585,000 SLM Corp. .....................................................................    12/01/05    2.750        18,565,201
   9,850,000 Suntrust Bank .................................................................    01/30/06    2.125         9,766,749
  25,000,000 Wal-Mart Stores ...............................................................    06/01/06    5.586        25,405,865
  10,000,000 Wells Fargo & Co.(1) ..........................................................    09/29/05    3.510        10,001,023
                                                                                                                     --------------
             Total Corporate Bonds .........................................................                            232,269,650
                                                                                                                     ==============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                             15

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (expressed in U.S. dollars)

  Principal                                                                                     Maturity  Interest
   Amount                                                                                         Date      Rate         Value
------------                                                                                    --------  --------   --------------
             MUNICIPAL BOND (1.4%)
$ 35,700,000 Los Angeles, California, Water &
               Power Revenue(1) ............................................................    07/07/05    3.320%   $   35,700,000
                                                                                                                     --------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS (14.6%)
  40,000,000 Federal Farm Credit Bank(1) ...................................................    07/05/05    3.019        40,000,000
  29,000,000 Federal Farm Credit Bank(1) ...................................................    07/06/05    3.287        29,000,000
 100,000,000 Federal Home Loan Bank(1) .....................................................    08/02/05    3.100        99,941,819
  25,000,000 Federal National Mortgage Assoc. ..............................................    07/15/05    7.000        25,046,039
  52,700,000 Federal National Mortgage Assoc. ..............................................    12/09/05    2.916        52,012,778
  25,000,000 Federal National Mortgage Assoc. ..............................................    12/19/05    3.020        24,641,375
  94,025,000 Federal National Mortgage Assoc.(1) ...........................................    07/06/05    3.297        94,025,000
                                                                                                                     --------------
             Total U.S. Government Agency Obligations ......................................                            364,667,011
                                                                                                                     --------------
             TIME DEPOSITS (12.8%)
  25,000,000 Barclays Bank, Plc. ...........................................................    07/01/05    3.370        25,000,000
  50,000,000 BNP Paribas ...................................................................    07/01/05    3.375        50,000,000
  75,000,000 ING Bank ......................................................................    07/01/05    3.375        75,000,000
  95,000,000 Royal Bank of Canada ..........................................................    07/01/05    3.350        95,000,000
  25,000,000 Societe Generale ..............................................................    07/01/05    3.340        25,000,000
  50,000,000 Societe Generale .............................................................    07/01/05    3.375        50,000,000
                                                                                                                     --------------
             Total Time Deposits ...........................................................                            320,000,000
                                                                                                                     --------------

TOTAL INVESTMENTS AT AMORTIZED COST ....................................................................     99.7%   $2,495,371,147
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........................................................      0.3         8,680,077
                                                                                                            -----    --------------
NET ASSETS .............................................................................................    100.0%   $2,504,051,224
                                                                                                            =====    ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the June 30, 2005 coupon rate.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (expressed in U.S. dollars)

ASSETS:
  Investments, at amortized cost ............................   $2,495,371,147
  Cash ......................................................        1,479,534
  Interest receivable .......................................        7,619,310
  Prepaid expenses ..........................................           15,394
                                                                --------------
    Total Assets ............................................    2,504,485,385
                                                                --------------
LIABILITIES:
  Payables for:
    Investment advisory fees ................................          215,436
    Custody and accounting fees .............................           90,000
    Administrative fees .....................................           75,403
    Board of Trustees' fees .................................           32,072
    Professional fees .......................................           21,250
                                                                --------------
      Total Liabilities .....................................          434,161
                                                                --------------
NET ASSETS ..................................................   $2,504,051,224
                                                                ==============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                             17

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2005 (expressed in U.S. dollars)

NET INVESTMENT INCOME:
  Income:
    Interest ...................................................   $67,076,354
                                                                   -----------
  Expenses:
    Investment advisory fees ...................................     3,034,802
    Administrative fees .......................................     1,062,181
    Custody and accounting fees ................................       513,810
    Board of Trustees' fees ....................................       159,937
    Miscellaneous expenses .....................................        79,574
                                                                   -----------
      Total Expenses ...........................................     4,850,304
      Expense offset arrangement ...............................       (39,413)
                                                                   -----------
      Net Expenses .............................................     4,810,891
                                                                   -----------
  Net Investment Income ........................................   $62,265,463
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                                For the years ended June 30
                                             ---------------------------------
                                                  2005               2004
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income .................  $    62,265,463   $    29,089,429
                                             ---------------   ---------------
  Capital Transactions:
    Proceeds from contributions ...........    7,990,156,859     9,821,500,707
    Value of withdrawals ..................   (8,419,532,606)  (10,401,093,623)
                                             ---------------   ---------------
      Net increase (decrease) in
        net assets resulting from
        capital transactions ..............     (429,375,747)     (579,592,916)
                                             ---------------   ---------------
      Total decrease in net assets ........     (367,110,284)     (550,503,487)

NET ASSETS:
  Beginning of year .......................    2,871,161,508     3,421,664,995
                                             ---------------   ---------------
  End of year .............................  $ 2,504,051,224   $ 2,871,161,508
                                             ===============   ===============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                             19

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                                     For the years ended June 30,
                                      ----------------------------------------------------------
                                         2005        2004        2003        2002        2001
                                      ----------  ----------  ----------  ----------  ----------
Total return .......................        2.17%       0.99%       1.44%       2.47%       5.95%
Ratios/Supplemental data:
  Net assets, end of year
    (000's omitted) ................  $2,504,051  $2,871,162  $3,421,665  $2,873,581  $2,358,010
  Expenses as a percentage
    of average net assets:
  Net expenses paid by Portfolio ...        0.16%       0.16%       0.15%       0.16%       0.15%
  Expense offset arrangement .......        0.00%(1)    0.00%(1)    0.00%(1)    0.00%(1)    0.01%
    Total expenses .................        0.16%       0.16%       0.15%       0.16%       0.16%
  Ratio of net investment income
    to average net assets ..........        2.05%       0.95%       1.40%       2.39%       5.64%

----------
(1)  Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.


     B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

     C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2005, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

     D. Other. Investment transactions are accounted for on a trade date basis. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.   Transactions with Affiliates.

     Investment   Advisory  Fees.  The  Portfolio  has  an  investment  advisory agreement with Brown Brothers  Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2005, the Portfolio incurred $3,034,802 for advisory services.

     Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a


FINANCIAL STATEMENT JUNE 30, 2005                                             21

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (expressed in U.S. dollars)

     sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2005, the Portfolio incurred $1,062,181 for administrative services.

     Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2005, the Portfolio incurred $159,937 for the Trustees' fees.

     Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2005, the Portfolio incurred $513,810 for custody and accounting services. These fees were reduced by $39,413 as a result of an expense offset arrangement with the Portfolio's custodian.

     Interest Paid to Custodian Bank. In the event that the Portfolio is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts. Pursuant to their agreement the Portfolio will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2005 was $5,206.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
BBH U.S. Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of BBH U.S. Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 26, 2005


FINANCIAL STATEMENT JUNE 30, 2005                                             23

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2005 (unaudited) (expressed in U.S. dollars)

EXAMPLE

As a shareholder of BBH Money Market Portfolio (the "Portfolio"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                              Beginning         Ending          During Period

                            Account Value    Account Value     January 1, 2005
                           January 1, 2005   June 30, 2005   to June 30, 2005(1)
                           ---------------   -------------   -------------------
Actual ...................     $1,000           $1,013                1
Hypothetical(2) ..........     $1,000           $1,024                1

----------
(1) Expenses are equal to the Portfolio's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Trustees (the "Board") of BBH U.S. Money Market Portfolio
  (the "Portfolio") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Portfolio and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.


FINANCIAL STATEMENT JUNE 30, 2005                                             25

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)


Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH U.S. Money Market Portfolio also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Funds had uniformly superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH U.S. Money Market Portfolio had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Funds' investment results over time and expense ratios had been satisfactory.


FINANCIAL STATEMENT JUNE 30, 2005                                             27

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH U.S. Money Market Portfolio (the "Portfolio") and executive officers of the Portfolio is set forth below. Part B to the Registration Statement of the Portfolio includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                              Number of
                                          Term of                                             Funds/
                                          Office#                                             Portfolio in      Other
                        Position(s)       and                                                 Fund              Trustee/
                        Held with         Length                                              Complex           Directorships
Name, Birth Date        Trust/            of Time     Principal Occupation(s)                 Overseen by       Held by
and Address             Portfolio         Served      During Past 5 Years                     Trustee^          Trustee
-------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields, Jr.  Chairman of       Since       Managing Director, Chairman and         10                None
Birth Date:             the Board and     1990        Chief Executive Officer of Shields
March 17, 1938          Trustee                       & Company (registered broker-dealer
Shields & Company                                     and member of New York Stock
140 Broadway                                          Exchange); Chairman of Capital
New York, NY 10005                                    Management Associates, Inc.
                                                      (registered investment adviser);
                                                      Director of Flowers Foods, Inc.

Eugene P. Beard         Trustee           Since       Chairman & CEO of Westport Asset        10                Director of Old
Birth Date:                               1993        Fund, Inc.; Special Advisor to The                        Westbury Funds
March 17, 1935                                        Interpublic Group of Companies, Inc.                      (5); Trustee of
The Interpublic Group                                 (February 2000 to December 2003).                         Sandhill
of Companies, Inc.                                                                                              Investment
372 Danbury Road                                                                                                Fund II.
2nd Floor
Wilton, CT 06897

Richard L. Carpenter    Trustee           Since       Retired.                                10                None
Birth Date:                               1999
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman        Trustee           Since       Director of Jeffrey Co. (1992 to        10                Director of
Birth Date:                               1990        present); Director of QMED (1999 to                       Dreyfus Mutual
November 16, 1939                                     present).                                                 Funds (59 Funds)
3 Tall Oaks Drive
Warren, NJ 07059

Alan G. Lowy            Trustee           Since       Private Investor.                       10                None
Birth Date:                               1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                              Number of
                                          Term of                                             Funds/
                                          Office#                                             Portfolio in      Other
                        Position(s)       and                                                 Fund              Trustee/
                        Held with         Length                                              Complex           Directorships
Name, Birth Date        Trust/            of Time     Principal Occupation(s)                 Overseen by       Held by
and Address             Portfolio         Served      During Past 5 Years                     Trustee^          Trustee
-------------------------------------------------------------------------------------------------------------------------------
Arthur D.               Trustee           Since       Retired; Trustee, R.K. Mellon           10                None
Miltenberger                              1992        Family Trusts (1981-June 2003);
Birth Date:                                           General Partner, Mellon Family
November 8, 1938                                      Investment Company IV, V and VI
503 Darlington Road                                   (1983-2002); Director of
Ligonier, PA 15658                                    Aerostructures Corporation
                                                      (aircraft manufacturer)
                                                      (1996-July 2003).

Officers

John A. Nielsen         President,        Since       President of BBH Trust, BBH Prime       N/A               N/A
Birth Date:             Principal         2004        Institutional Money Market Fund,
July 15, 1943           Executive                     Inc., BBH Fund, Inc. and BBH U.S.
140 Broadway            Officer                       Money Market Portfolio (since
New York, NY 10005                                    January 2004); He joined Brown
                                                      Brothers Harriman & Co. ("BBH &
                                                      Co.") in 1968 and has been a
                                                      Partner of the firm since 1987.

Gail C. Jones           Secretary         Since       Secretary of BBH Trust, BBH Prime       N/A               N/A
Birth Date:                               2002        Institutional Money Market Fund,
October 26, 1953                                      Inc., BBH Fund, Inc. and BBH U.S.
1001 Liberty Avenue                                   Money Market Portfolio (since
Pittsburgh, PA                                        August 2002); Counsel, ReedSmith,
15222-3779                                            LLP (since October 2002); Corporate
                                                      Counsel (January 1997-September
                                                      2002) and Vice President (January
                                                      1999-September 2002) of Federated
                                                      Services Company.

Judith J. Mackin        Vice President    Since       Vice President of BBH Trust, BBH        N/A               N/A
Birth Date:                               2002        Prime Institutional Money Market
May 30, 1960                                          Fund, Inc., BBH Fund, Inc. and BBH
1001 Liberty Avenue                                   U.S. Money Market Portfolio (since
Pittsburgh, PA                                        August 2002); Vice President (since
15222-3779                                            November 1997) of Federated
                                                      Services Company.


FINANCIAL STATEMENT JUNE 30, 2005                                             29

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                              Number of

                                          Term of                                             Funds/
                                          Office#                                             Portfolio in      Other
                        Position(s)       and                                                 Fund              Trustee/
                        Held with         Length                                              Complex           Directorships
Name, Birth Date        Trust/            of Time     Principal Occupation(s)                 Overseen by       Held by
and Address             Portfolio         Served      During Past 5 Years                     Trustee^          Trustee
-------------------------------------------------------------------------------------------------------------------------------
Victor Siclari          Assistant         Since       Assistant Secretary of BBH Trust,       N/A               N/A
Birth Date:             Secretary         2002        BBH Prime Institutional Money Market
November 17, 1961                                     Fund, Inc., BBH Fund, Inc. and BBH
1001 Liberty Avenue                                   U.S. Money Market Portfolio (since
Pittsburgh, PA                                        August 2002); Partner, ReedSmith,
15222-3779                                            LLP (since October 2002); Vice
                                                      President (March 1996-September
                                                      2002) and Senior Corporate Counsel
                                                      (July 1998-September 2002) of
                                                      Federated Investors, Inc.

Nancy D. Osborn         Assistant         Since       Assistant Secretary of BBH Trust,       N/A               N/A
Birth Date:             Secretary,        2002        BBH Prime Institutional Money
May 4, 1966             Treasurer,                    Market Fund, Inc., BBH Fund, Inc.
140 Broadway            Principal                     and BBH U.S. Money Market Portfolio
New York, NY 10005      Financial                     (since August 2002); Assistant Vice
                        Officer                       President (since April 2003) and
                                                      Associate (April 1996-March 2003)
                                                      of BBH & Co.

John C. Smith           Assistant         Since       Assistant Treasurer of BBH Trust,       N/A               N/A
Birth Date:             Treasurer         2002        BBH Prime Institutional Money
August 2, 1965                                        Market Fund, Inc., BBH Fund, Inc.
50 Milk Street                                        and BBH U.S. Money Market Portfolio
Boston, MA 02109                                      (since August 2002); Assistant Vice
                                                      President (since September 2001),
                                                      Associate (September 2000-August
                                                      2001) and Senior Analyst (June
                                                      1999-August 2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone: Call 1-800-575-1265
By E-mail send your request to: bbhfunds@bbh.com
On the internet: www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The BBH U.S. Money Market Portfolio files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  Annual Report

                                  JUNE 30, 2005

                          BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2005 (unaudited)

BREAKDOWN BY SECURITY TYPE
                                                                      PERCENT OF
                                                   U.S. $ VALUE       NET ASSETS
                                                   ------------       ----------
U.S. Treasury Bills ............................   $109,687,865          78.0%
U.S. Treasury Bond .............................     25,236,767          18.0
U.S. Treasury Note .............................      4,974,661           3.5
Other Assets in Excess of Liabilities ..........        721,174           0.5
                                                   ------------         -----
Net Assets .....................................   $140,620,467         100.0%
                                                   ============         =====

All data as of June 30, 2005. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005

Principal
 Amount                                                               Value
---------                                                         ------------
             U.S. TREASURY BILLS (a) (78.0%)
$92,700,000  due 07/07/05, 2.75%...........................       $ 92,657,513
 12,475,000  due 07/14/05, 2.86%...........................         12,462,116
  4,600,000  due 09/22/05, 2.995%..........................          4,568,236
                                                                  ------------
             Total U.S. Treasury Bills.....................        109,687,865
                                                                  ------------
             U.S. TREASURY BOND (18.0%)
 25,000,000  due 08/15/05, 10.75%..........................         25,236,767
                                                                  ------------
             Total U.S. Treasury Bond......................         25,236,767
                                                                  ------------
             U.S. TREASURY NOTE (3.5%)
  5,000,000  due 12/31/05, 1.875%..........................          4,974,661
                                                                  ------------
             Total U.S. Treasury Note.....................          4,974,661
                                                                  ------------

TOTAL INVESTMENTS, AT AMORTIZED COST..............       99.5%    $139,899,293
OTHER ASSETS IN EXCESS OF LIABILITIES.............        0.5          721,174
                                                        -----     ------------
NET ASSETS........................................      100.0%    $140,620,467
                                                        =====     ============

----------
(a) Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                              3

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

ASSETS:
  Investments, at amortized cost .............................      $139,899,293
  Interest receivable ........................................         1,009,923
                                                                    ------------
    Total Assets ............................................       140,909,216
                                                                    ------------
LIABILITIES:
  Due to bank ................................................           166,021
  Payables for:
    Shareholder servicing fees ...............................            30,137
    Professional fees ........................................            22,647
    Investment advisory fees .................................            20,091
    Administrative fees ......................................            14,060
    Dividends declared .......................................             9,724
    Custody and accounting fees ..............................             2,409
    Board of Trustees' fees ..................................               962
  Accrued expenses and other liabilities .....................            22,698
                                                                    ------------
    Total Liabilities ........................................           288,749
                                                                    ------------
NET ASSETS, for 140,620,467 fund shares outstanding ..........      $140,620,467
                                                                    ============
Net Assets Consist of:
   Paid-in capital ...........................................      $140,620,467
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE .................             $1.00
                                                                           =====


   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2005

NET INVESTMENT INCOME:
  Income:
    Interest .................................................     $  2,602,571
                                                                   ------------
  Expenses:
    Shareholder servicing fees ...............................          285,218
    Investment advisory fees .................................          190,145
    Administrative fees ......................................          126,764
    Custody and accounting fees ..............................           39,249
    Professional fees .......................................           22,616
    Board of Trustees' fees ..................................            5,600
    Miscellaneous expenses ...................................           49,641
                                                                   ------------
      Total Expenses .........................................          719,233
      Expense offset arrangement .............................           (3,207)
                                                                   ------------
      Net Expenses ...........................................          716,026
                                                                   ------------

  Net Investment Income ......................................     $  1,886,545
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                              5

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 FOR THE YEARS ENDED JUNE 30,
                                                ------------------------------
                                                    2005              2004
                                                -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income ...................   $   1,886,545    $     542,429
  Dividends declared from net investment
    income ..................................      (1,888,956)        (540,449)
                                                -------------    -------------
    Net increase (decrease) in net
      assets from operations ................          (2,411)           1,980
                                                -------------    -------------
  From Fund Share (Principal) Transactions at
    Net Asset Value of $1.00 per share:
      Fund shares sold ......................     425,789,851      666,067,396
      Fund shares issued in reinvestment
        of dividends ........................         676,711          249,036
      Fund shares repurchased ...............    (403,015,510)    (686,032,869)
                                                -------------    -------------
        Net increase (decrease) in net
          assets resulting from fund
          share transactions ................      23,451,052      (19,716,437)
                                                -------------    -------------

        Total increase (decrease) in
          net assets .......................      23,448,641      (19,714,457)

NET ASSETS:
  Beginning of year .........................     117,171,826      136,886,283
                                                -------------    -------------
  End of year ...............................   $ 140,620,467    $ 117,171,826
                                                =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year


                                                                      For the years ended June 30,
                                                  ----------------------------------------------------------------------
                                                   2005             2004          2003            2002             2001
                                                  ------           ------        ------          ------           ------
Net asset value, beginning of year ....            $1.00            $1.00          $1.00           $1.00           $1.00
Income from investment operations:
  Net investment income ...............             0.01             0.00(1)        0.01            0.02            0.05
Dividends to shareholders from net
  investment income ...................            (0.01)           (0.00)(1)      (0.01)          (0.02)          (0.05)
                                                --------         --------       --------        --------        --------
Net asset value, end of year ..........            $1.00            $1.00          $1.00           $1.00           $1.00
                                                ========         =-======       ========        ========        ========
Total return ..........................             1.41%            0.40%          0.91%           1.95%           5.20%
Ratios/Supplemental data:
  Net assets, end of year
    (000's omitted) ...................         $140,620         $117,172       $136,886        $188,010        $186,039
Ratio of expenses to average net assets
  Net expenses paid by Fund ...........             0.56%            0.59%          0.57%           0.56%           0.55%
  Expense offset arrangement ..........             0.01%            0.00%          0.00%           0.00%           0.00%
                                                --------         --------       --------        --------        --------
    Total expenses ....................             0.57%            0.59%          0.57%           0.56%           0.55%
  Ratio of net investment income to
    average net assets ................             1.49%            0.39%          0.92%           1.91%           5.00%

----------
(1)   Less than $0.01 per share.

   The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENT JUNE 30, 2005                                              7

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005


1. Organization and Significant Accounting Policies. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2005, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2005, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Other. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2005, the Fund incurred $190,145 for advisory services.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2005

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% Of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2005, the fund incurred $126,764 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the year ended June 30, 2005, the Fund incurred $285,218 for shareholder servicing services.


      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2005, the Fund incurred $5,600 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2005, the Fund incurred $39,249 for custody and accounting services. These fees were reduced by $3,207 as a result of an expense offset arrangement with the Fund's custodian.

      Due to bank. The Fund was overdrawn $166,021 on June 30, 2005. Under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2005 was $2,036.


FINANCIAL STATEMENT JUNE 30, 2005                                              9

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders of
BBH U.S. Treasury Money Fund

We have audited the accompanying statement of assets and liabilities of BBH U.S. Treasury Money Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30,2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Treasury Money Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

BOSTON, MASSACHUSETTS
AUGUST 26, 2005

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH U.S. Treasury Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                              Beginning         Ending         During Period
                            Account Value    Account Value    January 1, 2005
                           January 1, 2005   June 30, 2005   to June 30, 2005(1)
                           ---------------   -------------   ----------------
Actual..................       $1,000           $1,010               3
Hypothetical(2).........       $1,000           $1,022               3

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT JUNE 30, 2005                                             11

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numer-

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

ous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it


FINANCIAL STATEMENT JUNE 30, 2005                                             13

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.


Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

The following factors specific to BBH U.S. Treasury Money Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Trustees considered the 1-, 3- and 5-year annualized total returns versus the iMoneyNet (Treasury Retail). The Trustees noted favorable comparisons versus that average for the most recent periods and, in their view, immaterial difference over longer ones. Moreover, they had been appropriately advised by BBH about its duration and average weighted maturity decisions during the relevant periods and were satisfied overall with the competitiveness of the performance. The Trustees also noted with favor that the expense ratio was substantially lower than that of the average. The Trustees also noted that the Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.


FINANCIAL STATEMENT JUNE 30, 2005                                             15

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH U.S. Treasury Money Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by

and Address               Portfolio       Served         5 Years                             Trustee^              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.    Chairman        Since 1990     Managing Director, Chairman         10                    None
Birth Date:               of the                         and Chief Executive Officer
March 17, 1938            Board and                      of Shields & Company
Shields & Company         Trustee                        (registered broker-dealer
140 Broadway                                             and member of New York Stock
New York, NY 10005                                       Exchange); Chairman of
                                                         Capital Management Associates,
                                                         Inc. (registered
                                                         investment adviser);
                                                         Director of Flowers
                                                         Foods, Inc.

Eugene P. Beard           Trustee         Since 1993     Chairman & CEO of Westport          10                    Director of
Birth Date:                                              Asset Fund, Inc.; Special                                 Old Westbury
March 17, 1935                                           Advisor to The Interpublic                                Funds (5);
The Interpublic Group                                    Group of Companies, Inc.                                  Trustee of
of Companies, Inc.                                       (February 2000 to December                                Sandhill
372 Danbury Road                                         2003).                                                    Investment Fund
2nd Floor                                                                                                          II.
Wilton, CT 06897

Richard L. Carpenter      Trustee         Since 1999     Retired.                            10                    None
Birth Date:
March 17, 1933
10820 North La Quinta
Drive
Tucson, AZ 85737


David P. Feldman          Trustee         Since 1990     Director of Jeffrey Co. (1992       10                    Director of
Birth Date:                                              to present); Director of QMED                             Dreyfus Mutual
November 16, 1939                                        (1999 to present).                                        Funds (59 Funds)
3 Tall Oaks Drive
Warren, NJ 07059

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by
and Address               Portfolio       Served         5 Years                             Trustee^              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Alan G. Lowy              Trustee         Since 1993     Private Investor.                   10                    None
Birth Date:
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436


Arthur D. Miltenberger    Trustee         Since 1992     Retired; Trustee, R.K. Mellon       10                    None
Birth Date:                                              Family Trusts (1981-June
November 8, 1938                                         2003); General Partner, Mellon
503 Darlington Road                                      Family Investment Company IV,
Ligonier, PA 15658                                       V and VI (1983-2002); Director
                                                         of Aerostructures Corporation
                                                         (aircraft manufacturer)
                                                         (1996-July 2003).

Officers

John A. Nielsen           President,      Since 2004     President of BBH Trust, BBH         N/A                   N/A
Birth Date:               Principal                      Prime Institutional Money
July 15, 1943             Executive                      Market Fund, Inc., BBH Fund,
140 Broadway              Officer                        Inc. and BBH U.S. Money Market
New York, NY 10005                                       Portfolio (since January
                                                         2004); He joined Brown
                                                         Brothers Harriman & Co. ("BBH
                                                         & Co.") in 1968 and has been a
                                                         Partner of the firm since 1987.

Gail C. Jones             Secretary       Since 2002     Secretary of BBH Trust, BBH         N/A                   N/A
Birth Date:                                              Prime Institutional Money
October 26, 1953                                         Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                      Inc. and BBH U.S. Money Market
Pittsburgh, PA                                           Portfolio (since August 2002);
15222-3779                                               Counsel, ReedSmith, LLP (since
                                                         October 2002); Corporate
                                                         Counsel (January
                                                         1997-September 2002) and Vice
                                                         President (January
                                                         1999-September 2002) of
                                                         Federated Services Company.

Judith J. Mackin          Vice President  Since 2002     Vice President of BBH Trust,        N/A                   N/A
Birth Date:                                              BBH Prime Institutional Money
May 30, 1960                                             Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                      Inc. and BBH U.S. Money Market
Pittsburgh, PA                                           Portfolio (since August 2002);
15222-3779                                               Vice President (since November
                                                         1997) of Federated Services
                                                         Company.


FINANCIAL STATEMENT JUNE 30, 2005                                             17

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by
and Address               Portfolio       Served         5 Years                             Trustee^              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Victor Siclari            Assistant       Since 2002     Assistant Secretary of BBH          N/A                   N/A
Birth Date:               Secretary                      Trust, BBH Prime Institutional
November 17, 1961                                        Money Market Fund, Inc., BBH
1001 Liberty Avenue                                      Fund, Inc. and BBH U.S. Money
Pittsburgh, PA                                           Market Portfolio (since August
15222-3779                                               2002); Partner, ReedSmith, LLP
                                                         (since October 2002); Vice
                                                         President (March
                                                         1996-September 2002) and
                                                         Senior Corporate Counsel (July
                                                         1998-September 2002) of
                                                         Federated Investors, Inc.

Nancy D. Osborn           Assistant       Since 2002     Assistant Secretary of BBH          N/A                   N/A
Birth Date:               Secretary,                     Trust, BBH Prime Institutional
May 4, 1966               Treasurer,                     Money Market Fund, Inc., BBH
140 Broadway              Principal                      Fund, Inc. and BBH U.S. Money
New York, NY 10005        Financial                      Market Portfolio (since August
                          Officer                        2002); Assistant Vice
                                                         President (since April 2003)

                                                         and Associate (April
                                                         1996-March 2003) of BBH & Co.

John C. Smith             Assistant       Since 2002     Assistant Treasurer of BBH          N/A                   N/A
Birth Date:               Treasurer                      Trust, BBH Prime Institutional
August 2, 1965                                           Money Market Fund, Inc., BBH
50 Milk Street                                           Fund, Inc. and BBH U.S. Money
Boston, MA 02109                                         Market Portfolio (since August
                                                         2002); Assistant Vice

                                                         President (since September
                                                         2001), Associate (September
                                                         2000-August 2001) and Senior

                                                         Analyst (June 1999-August
                                                         2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                    Call 1-800-575-1265
By E-mail send your request to:  bbhfunds@bbh.com
On the internet:                 www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN
                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  Annual Report

                                  JUNE 30, 2005

                BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (unaudited)


The Fund's investment adviser maintained a highly diversified portfolio throughout the fiscal year. The Fund modestly outperformed its benchmark, the Lehman Brothers 3-Year Municipal Index ("LB 3 Yr Muni")(1), gross of fees and underperformed net of fees. Although the portfolio's term structure negatively impacted performance, the Fund's sector diversification and security selection added to overall performance.

The Fund's investment adviser gradually shortened the maturity throughout the year in anticipation of higher short and intermediate interest rates. This short duration position subtracted value in the 3rd quarter 2004 as rates rallied. For the remainder of the fiscal year, given the Fund's position, performance was relatively performance neutral. In addition, the Fund's bulleted credit profile attained by overweighting A and AA-rated credits and underweighting AAA and BBB-rated securities enhanced returns, particularly as pre-refunded bonds underperformed.

With strong economic growth supporting state and municipal tax receipts and positive credit quality in the healthcare sector, transportation, higher education and water and sewer bonds, the Fund's investment adviser focused purchases in the General Obligation and Revenue sectors of the municipal market. An overweight in these sectors, as well as security selection, added to performance relative to the benchmark.

----------
(1) The LB 3 Yr Muni Index is a broad-based market index. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)(unaudited)

Growth of $10,000 invested in BBH Tax Free Short/Intermediate Fixed Income Fund The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 23, 1992 to June 30, 2005 as compared to the Lehman Brothers 3-Year Municipal Index ("LB 3 Yr Muni").

  [The following data is represented by a line chart in the printed material.]

                 Date                   BBTFX               LB 3Yr Muni
               6/30/1992              10,000.00
               7/31/1992              10,060.00              10,000.00
               8/31/1992              10,043.46               9,955.00
               9/30/1992              10,141.83              10,036.63
              10/31/1992              10,075.12               9,997.49
              11/30/1992              10,191.51              10,067.47
              12/31/1992              10,243.02              10,127.88
               1/31/1993              10,341.42              10,203.83
               2/28/1993              10,501.10              10,364.03
               3/31/1993              10,461.92              10,332.94
               4/30/1993              10,523.05              10,392.87
               5/31/1993              10,540.27              10,420.93
               6/30/1993              10,615.36              10,487.63
               7/31/1993              10,593.53              10,492.87
               8/31/1993              10,696.56              10,590.46
               9/30/1993              10,737.01              10,637.05
              10/31/1993              10,764.28              10,659.39
              11/30/1993              10,744.12              10,645.53
              12/31/1993              10,848.77              10,757.42
               1/31/1994              10,907.74              10,844.55
               2/28/1994              10,812.76              10,743.70
               3/31/1994              10,746.26              10,613.70
               4/30/1994              10,743.51              10,676.32
               5/31/1994              10,774.34              10,726.50
               6/30/1994              10,784.10              10,729.72
               7/31/1994              10,866.67              10,818.78
               8/31/1994              10,910.75              10,857.72
               9/30/1994              10,878.91              10,830.58
              10/31/1994              10,868.41              10,804.59
              11/30/1994              10,826.66              10,785.14
              12/31/1994              10,881.06              10,831.51
               1/31/1995              10,947.92              10,921.41
               2/28/1995              11,082.11              11,037.07
               3/31/1995              11,149.67              11,136.52
               4/30/1995              11,182.54              11,174.38
               5/31/1995              11,330.43              11,345.35
               6/30/1995              11,363.24              11,372.58
               7/31/1995              11,439.51              11,493.13
               8/31/1995              11,484.25              11,582.77
               9/30/1995              11,496.41              11,615.20
              10/31/1995              11,542.66              11,670.96
              11/30/1995              11,611.60              11,745.65
              12/31/1995              11,656.02              11,794.98
               1/31/1996              11,734.20              11,886.98
               2/29/1996              11,736.12              11,889.36
               3/31/1996              11,691.65              11,860.83
               4/30/1996              11,717.50              11,875.06
               5/31/1996              11,729.92              11,885.75
               6/30/1996              11,765.92              11,957.06
               7/31/1996              11,838.31              12,022.83
               8/31/1996              11,849.83              12,040.86
               9/30/1996              11,920.76              12,114.31
              10/31/1996              11,978.21              12,199.11
              11/30/1996              12,070.78              12,312.56
              12/31/1996              12,073.88              12,318.72
               1/31/1997              12,117.38              12,372.92
               2/28/1997              12,165.53              12,433.55
               3/31/1997              12,107.82              12,368.89
               4/30/1997              12,132.65              12,422.08
               5/31/1997              12,227.68              12,522.70
               6/30/1997              12,277.40              12,596.58
               7/31/1997              12,371.82              12,746.48
               8/31/1997              12,370.11              12,720.99
               9/30/1997              12,433.05              12,812.58
              10/31/1997              12,469.19              12,868.96
              11/30/1997              12,493.00              12,906.27
              12/31/1997              12,554.47              12,994.04
               1/31/1998              12,625.98              13,079.28
               2/28/1998              12,648.95              13,106.75
               3/31/1998              12,664.33              13,128.11
               4/30/1998              12,641.07              13,109.86
               5/31/1998              12,737.99              13,231.65
               6/30/1998              12,799.28              13,276.11
               7/31/1998              12,823.89              13,324.17
               8/31/1998              12,934.38              13,453.15
               9/30/1998              12,996.89              13,538.57
              10/31/1998              13,045.26              13,604.24
              11/30/1998              13,069.42              13,637.16
              12/31/1998              13,118.77              13,670.30
               1/31/1999              13,204.03              13,794.29
               2/28/1999              13,193.06              13,809.60
               3/31/1999              13,191.28              13,821.48
               4/30/1999              13,230.68              13,863.63
               5/31/1999              13,201.23              13,844.22
               6/30/1999              13,111.33              13,761.02
               7/31/1999              13,173.67              13,829.00
               8/31/1999              13,171.57              13,846.15
               9/30/1999              13,207.98              13,898.07
              10/31/1999              13,204.53              13,899.74
              11/30/1999              13,241.89              13,960.76
              12/31/1999              13,227.24              13,938.70
               1/31/2000              13,238.32              13,963.65
               2/29/2000              13,277.86              14,007.49
               3/31/2000              13,329.62              14,078.93
               4/30/2000              13,323.72              14,081.04
               5/31/2000              13,337.12              14,094.98
               6/30/2000              13,489.42              14,273.85
               7/31/2000              13,583.90              14,389.04
               8/31/2000              13,662.45              14,498.83
               9/30/2000              13,660.06              14,502.45
              10/31/2000              13,725.30              14,584.10
              11/30/2000              13,763.51              14,643.02
              12/31/2000              13,909.73              14,806.88
               1/31/2001              14,082.70              15,031.05
               2/28/2001              14,118.43              15,089.07
               3/31/2001              14,214.10              15,195.30
               4/30/2001              14,187.32              15,173.11
               5/31/2001              14,309.27              15,311.80
               6/30/2001              14,348.82              15,380.39
               7/31/2001              14,444.33              15,505.28
               8/31/2001              14,566.68              15,666.38
               9/30/2001              14,647.46              15,744.71
              10/31/2001              14,715.56              15,846.58
              11/30/2001              14,669.04              15,797.30
              12/31/2001              14,677.04              15,781.82
               1/31/2002              14,824.00              15,982.72
               2/28/2002              14,910.56              16,102.11
               3/31/2002              14,679.30              15,861.87
               4/30/2002              14,894.69              16,095.67
               5/31/2002              14,970.14              16,188.54
               6/30/2002              15,085.41              16,328.41
                07/31/02              15,187.99              16,455.77
                08/31/02              15,273.04              16,561.09
                09/30/02              15,360.10              16,691.92
                10/31/02              15,292.52              16,600.12
                11/30/02              15,309.34              16,605.10
                12/31/02              15,503.77              16,844.21
                01/31/03              15,519.27              16,898.11
                02/28/03              15,618.59              17,006.26
                03/31/03              15,563.93              16,985.85
                04/30/03              15,609.06              17,031.71
                05/31/03              15,710.52              17,162.86
                06/30/03              15,694.81              17,135.40
                07/31/03              15,562.98              16,981.18
                08/31/03              15,619.00              17,067.78
                09/30/03              15,775.19              17,323.80
                10/31/03              15,713.67              17,242.38
                11/30/03              15,723.10              17,259.62
                12/31/03              15,746.68              17,295.86
                01/31/04              15,770.30              17,356.40
                02/29/04              15,894.89              17,503.93
                03/31/04              15,845.61              17,456.67
                04/30/04              15,647.54              17,280.36
                05/31/04              15,567.74              17,211.23
                06/30/04              15,575.52              17,242.21
                07/31/04              15,672.09              17,368.08
                08/31/04              15,797.47              17,552.18
                09/30/04              15,803.79              17,571.49
                10/31/04              15,825.91              17,620.69
                11/30/04              15,757.86              17,536.11
              12/31/2004              15,787.80              17,604.50
               1/31/2005              15,779.91              17,579.86
               2/28/2005              15,756.24              17,516.57
               3/31/2005              15,718.42              17,458.77
               4/30/2005              15,754.58              17,547.81
               5/31/2005              15,778.21              17,581.15
               6/30/2005              15,847.63              17,672.57

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) The Fund's performance assumes the reinvestment of the dividends and distributions. The LB 3 Yr Muni reflects reinvestment of interest on securities in the index. The LB 3 Yr Muni is not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                              3

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2005 (unaudited)

BREAKDOWN BY BOND TYPE
                                                                      PERCENT OF
                                                       U.S. $ VALUE   NET ASSETS
                                                       ------------   ----------
Certificate of Participation ...................       $  1,089,807       1.1%
Education ......................................          8,182,488       8.1
General Obligations ............................         44,868,646      44.5
Health Care ....................................          2,946,867       2.9
Housing ........................................          1,047,720       1.0
Industrial .....................................          2,176,946       2.2
Miscellaneous ..................................          9,023,537       8.9
Pre-Refunded ...................................          1,584,045       1.6
Sales Tax ......................................          3,206,041       3.2
Transportation .................................         14,033,647      13.9
Utilities ......................................          2,521,353       2.5
Water/Sewer ....................................          9,179,861       9.1
Other Assets in Excess of Liabilities ..........          1,028,599       1.0
                                                       ------------     -----
Net Assets .....................................       $100,889,557     100.0%
                                                       ============     =====

TOP FIVE HOLDINGS BY STATE
                                                                      PERCENT OF
                                                       U.S. $ VALUE   NET ASSETS
                                                       -------------  ----------
Texas .........................................       $ 12,100,197      12.0%
New York .......................................         11,593,162      11.5
Illinois .......................................          8,046,333       8.0
Virginia .......................................          7,636,303       7.6
Ohio ...........................................          6,594,320       6.5
Other States ...................................         53,890,643      53.4
Other Assets in Excess of Liabilities ..........          1,028,599       1.0
                                                       ------------     -----
Net Assets .....................................       $100,889,557     100.0%

                                                       ============     =====

All data as of June 30, 2005. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
June 30, 2005

Principal                                                                                   Maturity           Interest
 Amount                                                                                       Date               Rate        Value
---------                                                                                   --------           --------      -----
                  MUNICIPAL BONDS (99.0%)
                  CERTIFICATE OF PARTICIPATION (1.1%)
$1,060,000        Platte County, Missouri .........................................         03/01/08             4.000%   $1,089,807
                                                                                                                          ----------

                  EDUCATION (8.1%)
 1,000,000        Arizona State University ........................................         07/01/08             5.000     1,059,950
 1,500,000        Florida State Board of Education Lottery Revenue ................         07/01/09             5.250     1,626,495
 1,000,000        Greenville County, South Carolina,
                  School District ................................................         12/01/07             5.000     1,046,480
   575,000        New York State Dormitory Authority ..............................         02/15/07             3.000       576,518

 2,000,000        New York State Dormitory Authority ..............................         02/15/07             4.000     2,036,500
   750,000        University of Houston, Texas ....................................         02/15/07             3.500       758,895
 1,000,000        Virginia State Public School Authority ..........................         08/01/09             5.000     1,077,650
                                                                                                                          ----------
                  Total Education..................................................                                        8,182,488
                                                                                                                          ----------

                  GENERAL OBLIGATIONS (44.5%)
 1,000,000        Beaufort County, South Carolina,
                  School District .................................................         03/01/08             4.000     1,031,480
 1,000,000        Branson, Missouri, School District ..............................         03/01/08             4.000     1,027,090
   200,000        California State ................................................         02/01/08             5.000       210,120
 1,000,000        California State ................................................         02/01/09             6.000     1,095,840
   870,000        Chester County, Pennsylvania ....................................         09/01/08             4.000       898,606
   500,000        Chicago, Illinois ...............................................         01/01/08             4.000       512,375
 1,000,000        Chicago, Illinois, Metropolitan Water
                  Reclamation District ............................................         12/01/07             5.000     1,050,990
 1,000,000        Chicago, Illinois, Park District ................................         01/01/08             4.500     1,036,650
   570,000        Connecticut State ...............................................         05/01/09             5.000       611,467
 1,000,000        Dallas, Texas ..................................................         02/15/08             4.000     1,029,200
 1,325,000        District of Columbia ............................................         06/01/07             5.000     1,378,119

   500,000        El Paso, Texas ..................................................         08/15/07             4.500       517,895
 1,000,000        Georgia State ...................................................         11/01/07             3.000     1,006,010
 1,175,000        Greensboro, North Carolina ......................................         05/01/08             4.000     1,215,843
 1,000,000        Guilford County, North Carolina .................................         10/01/22             4.000     1,022,740
 1,075,000        Hamilton County, Tennessee ......................................         10/01/07             4.000     1,105,089
 1,500,000        Illinois State ..................................................         08/01/07             5.000     1,566,495
 1,000,000        Illinois State ..................................................         04/01/10             5.500     1,105,370

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                              5

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

Principal                                                                                   Maturity           Interest
 Amount                                                                                       Date               Rate        Value
---------                                                                                   --------           --------      -----
                  MUNICIPAL BONDS (continued)
                  GENERAL OBLIGATIONS (continued)
$1,430,000        Jordan, Utah, School District ...................................         06/15/08             4.000%   $1,476,475
   820,000        Las Vegas-Clark County, Nevada, Library District ................         06/01/07             2.750       819,229
   580,000        Las Vegas-Clark County, Nevada, Library District ................         06/01/08             3.000       579,988
 1,000,000        Massachusetts State .............................................         02/01/09             5.500     1,086,830
 1,725,000        Milwaukee County, Wisconsin .....................................         08/01/07             4.000     1,766,659
 1,000,000        Mississippi State ...............................................         07/01/08             5.500     1,074,750
 1,360,000        Mississippi State ...............................................         11/01/08             5.000     1,450,154
 1,500,000        New Jersey State ................................................         07/15/09             5.000     1,615,290
 1,500,000        New York, New York ..............................................         08/01/08             5.250     1,596,420
   505,000        Ocean Township, New Jersey, Board of Education ..................         03/01/08             4.250       523,448
 2,240,000        Ohio State ......................................................         09/15/09             5.000     2,416,960
 1,000,000        Portsmouth, Virginia ............................................         07/01/07             4.000     1,025,170
 1,000,000        San Antonio, Texas ..............................................         02/01/09             4.500     1,049,360
 2,500,000        Seattle, Washington(1) ..........................................         08/31/05             1.650     2,495,825
 1,065,000        Southington, Connnecticut .......................................         09/15/08             2.500     1,048,514
 1,000,000        Texas State .....................................................         10/01/07             5.000     1,047,540
 1,000,000        Utah State ......................................................         07/01/07             5.500     1,054,580
   750,000        Vermont State ...................................................         02/01/07             4.000       764,752
   725,000        Virginia Beach, Virginia ........................................         07/15/07             5.300       762,048
 2,000,000        Virginia Beach, Virginia ........................................         05/01/08             5.500     2,146,460
 1,585,000        Warren County, Tennessee ........................................         06/01/08             4.250     1,646,815
                                                                                                                          ----------
                  Total General Obligations........................................                                       44,868,646
                                                                                                                          ----------
                  HEALTH CARE (2.9%)
 1,400,000        California Statewide Communities Development Authority(1) .......         05/01/07             2.300     1,384,698
 1,025,000        Chemung County, New York, Industrial
                    Development Agency ............................................         11/01/06             4.000     1,037,864
   500,000        Harris County, Texas, Health Facilities
                    Development Authority .........................................         12/01/07             5.000       524,305
                                                                                                                          ----------
                  Total Health Care ...............................................                                        2,946,867
                                                                                                                          ----------

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

Principal                                                                                   Maturity           Interest
 Amount                                                                                       Date               Rate        Value
---------                                                                                   --------           --------      -----
                  MUNICIPAL BONDS (continued)
                  HOUSING (1.0%)
$1,000,000        Puerto Rico Housing Finance Authority ...........................         12/01/08             4.500%   $1,047,720
                                                                                                                          ----------
                  INDUSTRIAL (2.2%)
 1,080,000        Kansas State Development Finance Authority Revenue ..............         11/01/09             5.250     1,178,626
 1,000,000        La Cygne, Kansas, Environmental Improvement Revenue(1) ..........         09/01/05             2.250       998,320
                                                                                                                          ----------
                  Total Industrial ................................................                                        2,176,946
                                                                                                                          ----------
                  MISCELLANEOUS (8.9%)
 1,545,000        Metropolitan Pier & Exposition Authority ........................         06/15/09             5.250     1,669,712
 1,000,000        Michigan State Building Authority Revenue .......................         10/15/09             5.500     1,097,870
 1,035,000        New York State Local Government Assistance Corp. ................         04/01/08             4.000     1,064,425
 1,000,000        Ohio State ......................................................         06/15/09             4.000     1,036,900
 2,000,000        Ohio State Building Authority ...................................         04/01/08             4.500     2,086,720
 1,000,000        Southcentral Pennsylvania General Authority Revenue(1) ..........         12/01/08             4.500     1,051,800
 1,000,000        Tobacco Settlement Financing Corp., New York ....................         06/01/07             4.000     1,016,110
                                                                                                                          ----------
                  Total Miscellaneous .............................................                                        9,023,537
                                                                                                                          ----------
                  PRE-REFUNDED (1.6%)(2)
 1,000,000        Ohio State Public Facilities Commission .........................         06/01/08             4.700     1,053,740
   500,000        Wisconsin State Clean Water Revenue .............................         06/01/08             5.000       530,305
                                                                                                                          ----------
                  Total Pre-Refunded ..............................................                                        1,584,045
                                                                                                                          ----------
                  SALES TAX (3.2%)
 1,100,000        Illinois State Sales Tax Revenue ................................         06/15/07             3.000     1,104,741
 2,000,000        New York, New York, City Transitional Finance Authority .........         11/01/07             5.000     2,101,300
                                                                                                                          ----------
                  Total Sales Tax .................................................                                        3,206,041
                                                                                                                          ----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                              7

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

Principal                                                                                   Maturity           Interest
 Amount                                                                                       Date               Rate        Value
---------                                                                                   --------           --------      -----
                  MUNICIPAL BONDS (continued)
                  TRANSPORTATION (13.9%)
$  725,000        Massachusetts State Federal Highway Grant .......................         06/15/07             4.200%  $   743,350
 1,000,000        Massachusetts State Federal Highway Grant .......................         06/15/08             5.500     1,068,700
 1,000,000        New Jersey State Transportation Trust ...........................         06/15/08             5.500     1,068,410
 1,000,000        New Jersey State Transportation Trust ...........................         06/15/09             5.000     1,071,500
 1,000,000        New York State Thruway Authority ................................         03/15/08             5.000     1,053,690
 1,000,000        Orlando & Orange County, Florida, Expressway Authority ..........         07/01/07             4.500     1,032,810
   700,000        Phoenix, Arizona, Street & Highway User Revenue ................         07/01/08             4.500       732,837
 2,000,000        Texas State Turnpike Authority ..................................         06/01/07             4.000     2,046,000
 1,500,000        Texas State Turnpike Authority ..................................         06/01/07             5.000     1,562,115
 1,000,000        Texas State Turnpike Authority ..................................         06/01/08             4.000     1,029,260
 2,500,000        Virginia Commonwealth Transportation Board ......................         10/01/07             5.000     2,624,975
                                                                                                                         -----------
                  Total Transportation ............................................                                       14,033,647
                                                                                                                         -----------
                  UTILITIES (2.5%)
   900,000        Boise-Kuna Irrigation District, Idaho,
                    Hydroelectricity Plant Project ................................         07/01/07             5.250       938,403
 1,000,000        Colorado Springs, Colorado, Utilities Revenue ...................         11/15/08             5.000     1,068,030
   500,000        Salt River Project, Arizona .....................................         01/01/08             4.000       514,920
                                                                                                                         -----------
                  Total Utilities .................................................                                        2,521,353
                                                                                                                         -----------

                  WATER/SEWER (9.1%)
 1,345,000        Anderson, South Carolina, Water & Sewer Revenue .................         07/01/08             4.000     1,389,358
 2,000,000        Broward County, Florida, Water & Sewer Revenue ..................         10/01/07             4.000     2,053,800
   485,000        El Paso, Texas, Water & Sewer Revenue ...........................         03/01/07             4.000       495,030
   980,000        El Paso, Texas, Water & Sewer Revenue ...........................         03/01/08             4.000     1,007,558

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

Principal                                                                                   Maturity           Interest
 Amount                                                                                       Date               Rate        Value
---------                                                                                   --------           --------      -----
                  MUNICIPAL BONDS (continued)
                  WATER/SEWER (continued)
$1,000,000        Irving, Texas, Waterworks & Sewer Revenue .......................         08/15/07            4.375%   $ 1,033,040
 1,000,000        Los Angeles, California, Water & Power Revenue ..................         07/01/07            4.500      1,035,170
 1,000,000        Minnesota Public Facilities Authority Drinking Water Revenue ....         03/01/08            5.000      1,055,570
 1,075,000        New York State Environmental Facilities Corp., State Clean
                    Water & Drinking ..............................................         04/15/08            4.000      1,110,335
                                                                                                                         -----------
                  Total Water/Sewer ...............................................                                        9,179,861
                                                                                                                         -----------

TOTAL INVESTMENTS (Identified cost $100,387,732)(3) ...................................................          99.0%   $99,860,958
OTHER ASSETS IN EXCESS OF LIABILITIES .................................................................           1.0      1,028,599
                                                                                                                -----   ------------
NET ASSETS ............................................................................................         100.0%  $100,889,557

                                                                                                                =====   ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2005 coupon rate.

(2) For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(3) The aggregate cost for federal income tax purposes is $100,387,732. The aggregate gross unrealized appreciation is $182,323, and the aggregate gross unrealized depreciation is $709,097, resulting in net unrealized depreciation of $526,774.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                              9

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
   Investments in securities, at value (identified
     cost $100,387,732) ....................................      $  99,860,958
   Cash ....................................................            203,355
   Interest receivable .....................................          1,100,503
                                                                  -------------
     Total Assets ..........................................        101,164,816
                                                                  -------------
LIABILITIES:
   Payables for:
     Dividends and distributions declared ..................            114,887
     Fund shares redeemed ..................................             52,826
     Professional fees .....................................             25,414
     Shareholder servicing fees ............................             21,383
     Investment advisory fees ..............................             21,383
     Administrative fees ...................................             12,830
     Custody and accounting fees ...........................              7,444
     Board of Trustees' fees ...............................              3,335
   Accrued expenses and other liabilities ..................             15,757
                                                                  -------------
     Total Liabilities .....................................            275,259
                                                                  -------------
NET ASSETS ................................................      $ 100,889,557
                                                                  =============
Net Assets Consist of:
   Paid-in capital .........................................      $ 101,494,381
   Distributions in excess of net investment income ........            (10,176)
   Accumulated net realized loss on investments ............            (67,874)
   Net unrealized depreciation on investments ..............           (526,774)
                                                                  -------------
Net Assets .................................................      $ 100,889,557
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($100,889,557 / 9,588,020 shares outstanding) ...........             $10.52
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2005

NET INVESTMENT INCOME:
   Income:
     Interest income .......................................      $3,236,368
                                                                  ----------
   Expenses:
     Investment advisory fees ..............................         325,073
     Shareholder servicing fees ............................         325,073
     Administrative fees ...................................         195,044
     Custody and accounting fees ...........................         102,639
     Professional fees .....................................          32,707
     Board of Trustees' fees ...............................           8,528
     Miscellaneous expenses ................................          60,510
                                                                  ----------
       Total Expenses ......................................       1,049,574
       Expense offset arrangement ..........................          (3,084)
                                                                  ----------
       Net Expenses ........................................       1,046,490
                                                                  ----------
   Net Investment Income ...................................      $2,189,878
                                                                  ----------
NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments .......................         (67,874)
   Net change in unrealized depreciation on investments ....         (39,089)
                                                                  ----------
     Net Realized and Unrealized Loss ......................        (106,963)
                                                                  ----------


   Net Increase in Net Assets Resulting From Operations ....      $2,082,915
                                                                  ==========


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                             11

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               FOR THE YEARS ENDED JUNE 30,
                                              ------------------------------
                                                  2005             2004
                                              -------------    -------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income .................   $   2,189,878    $   2,268,866
    Net realized gain (loss) on investments         (67,874)         545,787
    Net change in unrealized depreciation
     on investments .......................         (39,089)      (3,796,607)
                                              -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations ...........       2,082,915         (981,954)
                                              -------------    -------------
Dividends and distributions declared:
  From net investment income ..............      (2,191,473)      (2,269,577)
  From net realized gains .................        (467,291)        (435,991)
                                              -------------    -------------
    Total dividends and
      distributions declared ..............      (2,658,764)      (2,705,568)
                                              -------------    -------------
Fund shares transactions:
  Net proceeds from sales of
    fund shares ...........................      61,049,548       81,143,731
  Net asset value of fund shares
    issued to shareholders in
    reinvestment of distributions .........         855,771        1,022,073
  Net cost of fund shares repurchased .....     (86,873,989)     (59,305,159)
                                              -------------    -------------
  Net increase (decrease) in net
    assets resulting from fund
    shares transactions ...................     (24,968,670)      22,860,645
                                              -------------    -------------
    Total increase (decrease) in net assets     (25,544,519)      19,173,123

NET ASSETS:
  Beginning of year .......................     126,434,076      107,260,953
                                              -------------    -------------
  End of year (including distributions
    in excess of net investment income
    of $10,176 and $5,977, respectively) ..   $ 100,889,557    $ 126,434,076
                                              =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                            For the years ended June 30,
                                               ---------------------------------------------------------
                                                2005         2004         2003         2002       2001
                                               -------     --------     --------     -------     -------
Net asset value, beginning of year .......     $ 10.55     $  10.87     $  10.73     $ 10.53     $ 10.24
                                               -------     --------     --------     -------     -------
Income from investment operations:
  Net investment income ..................        0.23         0.18         0.25        0.31        0.35
  Net realized and unrealized
    gain (loss) on investments ...........       (0.05)       (0.28)        0.18        0.22        0.29
                                                ------     --------     --------     -------     -------
    Total income (loss) from investment
      operations .........................        0.18        (0.10)        0.43        0.53        0.64
                                                ------     --------     --------     -------     -------
Less dividends and distributions:
  From net investment income .............       (0.18)       (0.18)       (0.26)      (0.31)      (0.35)
  From net realized gains ...............       (0.03)       (0.04)       (0.03)      (0.02)       --
                                                ------     --------     --------     -------     -------
    Total dividends and distributions ....       (0.21)       (0.22)       (0.29)      (0.33)      (0.35)
                                                ------     --------     --------     -------     -------
Net asset value, end of year .............      $10.52     $  10.55     $  10.87     $ 10.73     $ 10.53
                                                ======     ========     ========     =======     =======
Total return .............................        1.75%       (0.75%)       4.04%       5.14%       6.37%
Ratios/Supplemental data:
  Net assets, end of year (000's omitted)      $100,890    $126,434     $107,261     $82,365     $64,592
  Ratio of expenses to average net assets:
    Net expenses paid by Fund ............        0.80%        0.80%        0.82%       0.83%       0.77%
  Expense offset arrangement .............         .00%(1)     0.00%(1)     0.00%(1)    0.01%       0.06%
                                                ------     --------     --------     -------     -------
    Total expenses .......................        0.80%        0.80%        0.82%       0.84%       0.83%
Ratio of net investment income to
  average net assets .....................        1.68%        1.86%        2.33%       2.90%       3.36%
Portfolio turnover rate ..................          89%          90%          82%         94%         45%

----------
(1)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005                                             13

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2005

1.    Organization   and   Significant   Accounting   Policies.   BBH  Tax  Free
      Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2005, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly,
            no  federal   income  tax  provision  is  required.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2005

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2005, the Fund incurred $325,073 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2005, the Fund incurred $195,044 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2005, the Fund incurred $325,073 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2005, the Fund incurred $8,528 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2005, the Fund incurred $102,639 for custody and accounting services. These fees were reduced by $3,084 as a result of an expense offset arrangement with the Fund's custodian.


      Interest Paid to Custodian Bank. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2005 was $1,829.


FINANCIAL STATEMENT JUNE 30, 2005                                             15

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2005

3. Investment Transactions. For the year ended June 30, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $110,448,903 and $133,333,447, respectively.

4.    Share Transactions. Transactions in fund shares were as follows:

                                                   For the           For the
                                                  year ended        year ended
                                                June 30, 2005     June 30, 2004
                                                -------------     -------------
Fund shares sold ...........................        5,762,117       7,539,163
Fund shares issued in connection
  with reinvestment of dividends ...........           80,950          95,120
Fund shares repurchased....................       (8,237,779)     (5,521,766)
                                                   ----------      ----------
Net increase (decrease).....................       (2,394,712)      2,112,517
                                                   ==========       =========

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees of BBH Trust and Shareholders of
BBH Tax Free Short/Intermediate Fixed Income Fund

We have audited the accompanying statement of assets and liabilities of BBH Tax Free Short/Intermediate Fixed Income Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Free Short/Intermediate Fixed Income Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 26, 2005


FINANCIAL STATEMENT JUNE 30, 2005                                             17

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2005 (unaudited)


EXAMPLE

As a shareholder of BBH Tax Free Short/Intermediate Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and
(2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                              Beginning         Ending         During Period
                            Account Value    Account Value    January 1, 2005
                           January 1, 2005   June 30, 2005   to June 30, 2005(1)
                           ---------------   -------------   -------------------
Actual.................        $1,000           $1,006               4
Hypothetical(2)........        $1,000           $1,021               4

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature,  extent and  quality of  services  provided by BBH

The Board  noted  that,  under the IA  Agreement  in respect of each Fund,  BBH,

subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the

profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numer-



FINANCIAL STATEMENT JUNE 30, 2005                                             19

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

ous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also  considered  the advisory  fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.


The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.


FINANCIAL STATEMENT  JUNE 30, 2005                                            21

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

The following factors specific to BBH Tax Free Short/Intermediate Fixed Income Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to the Lehman 3-Year Municipal Bond Index. The Fund generally lagged the Average over all relevant periods, which resulted from management's decision to construct a defensive portfolio in recent years. The Trustees understood management's decision and were pleased to see a portfolio with higher quality securities and a shorter duration than the Index. The Trustees viewed with favor this performance and noted the benchmark has no fees. The Trustees also noted the Fund's expense ratio was in line with or lower than many Funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2005 (unaudited)

The   percentage   of   tax-exempt   dividends   paid  by  the   BBH  Tax   Free
Short/Intermediate Fixed Income Fund (the "Fund") for the year ended June 30, 2005 was 100%.

The Fund hereby designates the approximate amount of $464,687 as capital gain dividends for the purpose of of the dividends paid deduction.

In January 2006, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2005. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH Tax Free Short/Intermediate Fixed Income Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by
and Address               Portfolio       Served         5 Years                             Trustee^              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields, Jr.    Chairman of     Since 1990     Managing Director, Chairman         10                    None
Birth Date:               the Board                      and Chief Executive Officer of
March 17, 1938            and Trustee                    Shields & Company (registered
Shields & Company                                        broker-dealer and member of
140 Broadway                                             New York Stock Exchange);
New York, NY 10005                                       Chairman of Capital Management
                                                         Associates, Inc. (registered
                                                         investment adviser); Director
                                                         of Flowers Foods, Inc.

Eugene P. Beard           Trustee         Since 1993     Chairman & CEO of Westport          10                    Director of Old
Birth Date:                                              Asset Fund, Inc.; Special                                 Westbury Funds
March 17, 1935                                           Advisor to The Interpublic                                (5); Trustee of
The Interpublic Group                                    Group of Companies, Inc.                                  Sandhill
of Companies, Inc.                                       (February 2000 to December                                Investment
372 Danbury Road                                         2003).                                                    Fund II.
2nd Floor
Wilton, CT 06897

Richard L. Carpenter      Trustee         Since 1999     Retired.                            10                    None
Birth Date:
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman          Trustee         Since 1990     Director of Jeffrey Co. (1992       10                    Director of

Birth Date:                                              to present); Director of QMED                             Dreyfus Mutual
November 16, 1939                                        (1999 to present).                                        Funds (59 Funds)
3 Tall Oaks Drive
Warren, NJ 07059

Alan G. Lowy              Trustee         Since 1993     Private Investor.                   10                    None
Birth Date:
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by
and Address               Portfolio       Served         5 Years                             Trustee^              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Arthur D. Miltenberger    Trustee         Since 1992     Retired; Trustee, R.K. Mellon       10                    None
Birth Date:                                              Family Trusts (1981-June
November 8, 1938                                         2003); General Partner, Mellon
503 Darlington Road                                      Family Investment Company IV,
Ligonier, PA 15658                                       V and VI (1983-2002); Director
                                                         of Aerostructures Corporation
                                                         (aircraft manufacturer)
                                                         (1996-July 2003).

Officers

John A. Nielsen           President,      Since 2004     President of BBH Trust, BBH         N/A                   N/A
Birth Date:               Principal                      Prime Institutional Money
July 15, 1943             Executive                      Market Fund, Inc., BBH Fund,
140 Broadway              Officer                        Inc. and BBH U.S. Money Market
New York, NY 10005                                       Portfolio (since January
                                                         2004); He joined Brown
                                                         Brothers Harriman & Co. ("BBH
                                                         & Co.") in 1968 and has been a
                                                         Partner of the firm since
                                                         1987.

Gail C. Jones             Secretary       Since 2002     Secretary of BBH Trust, BBH         N/A                   N/A
Birth Date:                                              Prime Institutional Money
October 26, 1953                                         Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                      Inc. and BBH U.S. Money Market
Pittsburgh, PA                                           Portfolio (since August 2002);
15222-3779                                               Counsel, ReedSmith, LLP (since
                                                         October 2002); Corporate
                                                         Counsel (January
                                                         1997-September 2002) and Vice
                                                         President (January
                                                         1999-September 2002) of
                                                         Federated Services Company.

Judith J. Mackin          Vice President  Since 2002     Vice president of BBH Trust,        N/A                   N/A
Birth Date:                                              BBH Prime Institutional Money
May 30, 1960                                             Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                      Inc. And BBH U.S. Money Market
Pittsburgh, PA                                           Portfolio (since August 2002);
15222-3779                                               Vice President (since November
                                                         1997) of Federated Services
                                                         Company.

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by
and Address               Portfolio       Served         5 Years                             Trustee^              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Victor Siclari            Assistant       Since 2002     Assistant Secretary of BBH          N/A                   N/A
Birth Date:               Secretary                      Trust, BBH Prime Institutional
November 17, 1961                                        Money Market Fund, Inc., BBH
1001 Liberty Avenue                                      Fund, Inc. and BBH U.S. Money
Pittsburgh, PA                                           Market Portfolio (since August
15222-3779                                               2002); Partner, ReedSmith, LLP
                                                         (since October 2002); Vice
                                                         President (March
                                                         1996-September 2002) and
                                                         Senior Corporate Counsel (July
                                                         1998-September 2002) of
                                                         Federated Investors, Inc.

Nancy D. Osborn           Assistant       Since 2002     Assistant Secretary of BBH          N/A                   N/A
Birth Date:               Secretary,                     Trust, BBH Prime Institutional
May 4, 1966               Treasurer,                     Money Market Fund, Inc., BBH
140 Broadway              Principal                      Fund, Inc. and BBH U.S. Money
New York, NY 10005        Financial                      Market Portfolio (since August

                          Officer                        2002); Assistant Vice
                                                         President (since April 2003)
                                                         and Associate (April
                                                         1996-March 2003) of BBH & Co.

John C. Smith             Assistant       Since 2002     Assistant Treasurer of BBH          N/A                   N/A
Birth Date:               Treasurer                      Trust, BBH Prime Institutional
August 2, 1965                                           Money Market Fund, Inc., BBH
50 Milk Street                                           Fund, Inc. and BBH U.S. Money
Boston, MA 02109                                         Market Portfolio (since August
                                                         2002); Assistant Vice
                                                         President (since September
                                                         2001), Associate (September
                                                         2000-August 2001) and Senior
                                                         Analyst (June 1999-August
                                                         2000) of BBH & Co.

----------
#     Each  Trustee  holds  office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                    Call 1-800-575-1265
By E-mail send your request to:  bbhfunds@bbh.com
On the internet:                 www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                 [LOGO] BROWN
                                    BROTHERS
                                    HARRIMAN
                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  Annual Report

                                  JUNE 30, 2005

                            BBH Tax Exempt Money Fund

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2005 (Unaudited)

BREAKDOWN BY BOND TYPE

                                                                     Percent of
                                                   U.S. $ Value      Net Assets
                                                   ------------      ----------
Certificate of Participation...................   $  2,100,000           0.5%
Education......................................     58,693,826          13.4
Escrowed to Maturity...........................      5,058,455           1.1
General Obligations............................     98,743,232          22.6
Health Care....................................     13,200,000           3.0
Industrial.....................................     53,370,000          12.2
Miscellaneous..................................     50,673,219          11.6
Pre-Refunded...................................     22,652,002           5.2
Special Tax....................................     12,021,428           2.7
Transportation.................................     11,812,783           2.7
Utilities......................................     12,243,843           2.8
Water/Sewer....................................     57,716,347          13.2
Commercial Paper..............................     38,502,000           8.8
Other Assets in Excess of Liabilities..........        858,868           0.2
                                                  ------------         -----
Net Assets.....................................   $437,646,003         100.0%
                                                  ============         =====

TOP FIVE HOLDINGS BY STATE

                                                                     Percent of
                                                  U.S. $ Value       Net Assets
                                                  ------------       ----------
New York.......................................   $ 50,285,000          11.5%
Texas..........................................     44,717,716          10.2
Massachusetts..................................     35,555,000           8.1
Connecticut....................................     30,821,428           7.1
California.....................................     30,650,000           7.0
Other States...................................    244,757,991          55.9
Other Assets in Excess of Liabilities..........        858,868           0.2
                                                  ------------         -----
Net Assets.....................................   $437,646,003         100.0%
                                                  ============         =====

All data as of June 30, 2005. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005

 Principal                                                Maturity      Interest
  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             MUNICIPAL BONDS (91.0%)
             CERTIFICATE OF PARTICIPATION (0.5%)
 $2,100,000  Denver, Colorado, City & Council(1).......   07/06/05        2.250%      $ 2,100,000
                                                                                      -----------
             EDUCATION (13.4%)
  2,000,000  Connecticut State Health & Educational

               Facilities Authority(1).................   07/01/05        2.450         2,000,000
  8,800,000  Connecticut State Health & Educational
               Facilities Authority(1).................   07/01/05        2.450         8,800,000
  8,000,000  Connecticut State Health & Educational

               Facilities Authority(1).................   07/06/05        2.300         8,000,000
  3,500,000  Massachusetts State Development
               Finance Agency, Boston
               University Revenue(1)...................   07/01/05        2.430         3,500,000
  3,450,000  Massachusetts State Health &
               Educational Facilities Authority(1).....   07/01/05        2.350         3,450,000
  3,000,000  Massachusetts State Health &
               Educational Facilities Authority(1).....   07/07/05        2.200         3,000,000
  2,800,000  New Hampshire Health & Education
               Facilities Authority(1).................   07/06/05        2.350         2,800,000
  8,400,000  New Hampshire Health & Education
               Facilities Authority(1).................   07/06/05        2.350         8,400,000
  1,435,000  New Jersey State Educational
               Facilities Authority(1).................   07/01/05        2.100         1,435,000
  2,000,000  New Jersey State Educational
               Facilities Authority(1).................   07/01/05        2.400         2,000,000
  2,000,000  New York State Dormitory Authority(1).....   07/07/05        2.350         2,000,000
  1,500,000  Oakland University, Michigan(1)...........   07/06/05        2.400         1,500,000
  1,000,000  Ohio State University(1)..................   07/06/05        2.140         1,000,000
  1,500,000  Ohio State University(1)..................   07/07/05        2.300         1,500,000
  3,000,000  Ohio State University(1)..................   07/07/05        2.300         3,000,000
  2,000,000  Pittsburgh, Pennsylvania School
               District................................   09/01/05        5.000         2,008,826
  2,500,000  University of Missouri(1).................   07/01/05        2.290         2,500,000
  1,800,000  University of Pittsburgh(1)...............   07/06/05        2.400         1,800,000
                                                                                      -----------
             Total Education...........................                                58,693,826
                                                                                      -----------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2005

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

 Principal                                                Maturity      Interest
  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             MUNICIPAL BONDS (CONTINUED)
             ESCROWED TO MATURITY (1.1%)(2)
$ 2,000,000  Michigan Municipal Bond Authority.........   12/01/05        5.000%       $2,022,677
  1,000,000  Missouri State............................   08/01/05        6.000         1,003,211
  2,000,000  Salt River Project, Arizona...............   01/01/06        5.625         2,032,567
                                                                                       ----------
             Total Escrowed To Maturity................                                 5,058,455
                                                                                       ----------
             GENERAL OBLIGATIONS (22.6%)
  4,760,000  Baltimore County, Maryland................   08/01/05        4.500         4,769,081
  1,500,000  Berks County, Pennsylvania................   11/15/05        5.500         1,515,142
  2,800,000  California State(1).......................   07/01/05        2.480         2,800,000
    975,000  Chicago, Illinois, Metropolitan
               Water Reclamation District..............   12/01/05        5.300           988,074
  6,000,000  Clark County, Nevada, School District(1)..   07/01/05        2.400         6,000,000
  4,690,000  Columbus, Ohio............................   11/15/05        5.250         4,742,947
  5,000,000  Connecticut State(1)......................   07/07/05        2.400         5,000,000
  2,385,000  District of Columbia(1)...................   07/06/05        2.400         2,385,000
  1,600,000  Durham County, North Carolina.............   03/01/06        4.500         1,620,134
  1,250,000  Georgia State.............................   07/01/05        6.000         1,250,000

    600,000  Georgia State.............................   09/01/05        5.750           603,599
  1,000,000  Georgia State.............................   10/01/05        6.000         1,009,864
  1,120,000  Hawaii State..............................   10/01/05        5.000         1,128,202
  1,500,000  Hawaii State Highway Revenue..............   07/01/05        5.000         1,500,000
    300,000  Hennepin County, Minnesota(1).............   07/07/05        2.150           300,000
  1,200,000  Hennepin County, Minnesota(1).............   07/07/05        2.150         1,200,000
  1,600,000  Henrico County, Virginia..................   07/15/05        5.000         1,601,899
  1,000,000  Illinois State............................   07/01/05        5.000         1,000,000
  1,680,000  Jefferson County, Colorado,
               School District.........................   12/15/05        5.250         1,704,209
  3,170,000  Kansas City, Kansas.......................   09/01/05        5.500         3,186,807
    600,000  King County, Washington...................   12/01/05        4.000           604,183
  1,500,000  Lake County, Illinois, Forest
               Preservation District...................   12/15/05        5.000         1,520,142
  1,650,000  Maryland State............................   07/15/05        5.250         1,652,092
  2,000,000  Maryland State............................   02/01/06        5.000         2,031,631
  2,000,000  Minneapolis, Minnesota(1).................   07/07/05        2.150         2,000,000
    620,000  Minneapolis, Minnesota(1).................   07/07/05        2.150           620,000


   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

 Principal                                                Maturity      Interest

  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             MUNICIPAL BONDS (CONTINUED)
             GENERAL OBLIGATIONS (CONTINUED)
$ 9,800,000  Minneapolis, Minnesota(1).................   07/07/05        2.150%      $ 9,800,000
  3,000,000  Minnesota State...........................   10/01/05        5.000         3,020,119
  1,000,000  Minnesota State...........................   11/01/05        5.000         1,010,013
  1,300,000  Minnesota State..........................   11/01/05        5.250         1,313,870
  1,000,000  Montgomery County, Maryland...............   07/01/05        5.700         1,000,000
    600,000  New York, New York(1).....................   07/01/05        2.180           600,000
    600,000  New York, New York(1).....................   07/01/05        2.260           600,000
  2,265,000  New York, New York(1).....................   07/01/05        2.480         2,265,000
    750,000  New York, New York(1).....................   07/01/05        2.480           750,000
  4,100,000  New York, New York(1).....................   07/01/05        2.480         4,100,000
  2,700,000  New York, New York(1).....................   07/01/05        2.480         2,700,000
  3,000,000  New York, New York(1).....................   07/01/05        2.480         3,000,000
  1,175,000  Pennsylvania State........................   08/01/05        5.000         1,178,130
  3,600,000  Seattle, Washington(1)....................   08/31/05        1.650         3,600,000
  1,000,000  Snohomish County, Washington..............   12/01/05        6.000         1,015,605
  1,490,000  South Carolina State......................   01/01/06        5.000         1,511,663
  1,100,000  Spotsylvania County, Virginia.............   07/15/05        4.375         1,100,876
  7,430,000  Texas State...............................   08/31/05        3.000         7,444,950
                                                                                      -----------
             Total General Obligations.................                                98,743,232
                                                                                      -----------
             HEALTH CARE (3.0%)
  2,400,000  Harris County, Texas, Health Facilities
               Development Corp.(1)....................   07/01/05        2.150         2,400,000
    800,000  Harris County, Texas, Health Facilities
               Development Corp.(1)....................   07/01/05        2.300           800,000
  8,500,000  Montana State Health Facilities
               Authority(1)............................   07/06/05        2.530         8,500,000
  1,500,000  Oklahoma State Industries Authority,
               Hospital Revenue(1).....................   07/01/05        2.300         1,500,000
                                                                                      -----------
             Total Health Care.........................                                13,200,000
                                                                                      -----------
             INDUSTRIAL (12.2%)
  2,600,000  Berkeley County, South Carolina,
               Pollution Control Revenue(1)............   07/01/05        2.300         2,600,000



   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

 Principal                                                Maturity      Interest
  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             MUNICIPAL BONDS (CONTINUED)
             INDUSTRIAL (CONTINUED)
 $1,100,000  California Statewide Communities
               Development Authority, Pollution
               Control Revenue(1)......................   07/01/05        2.180%       $1,100,000
  6,250,000  Columbia, Alabama, Pollution
               Control Revenue(1)......................   07/01/05        2.530         6,250,000
    300,000  Columbia, Alabama, Pollution
               Control Revenue(1)......................   07/01/05        2.530           300,000
    600,000  Delaware County, Pennsylvania,
               Industrial Development Authority(1).....   07/06/05        2.200           600,000
  7,420,000  Forsyth, Montana, Pollution
               Control Revenue(1)......................   07/01/05        2.530         7,420,000
  1,700,000  Gulf Coast Waste Disposal Authority,
               Texas(1)................................   07/01/05        2.220         1,700,000
  1,800,000  Harris County, Texas, Pollution
               Control Revenue(1)......................   07/01/05        2.220         1,800,000
  1,000,000  Hurley, New Mexico, Pollution
               Control Revenue(1)......................   07/01/05        2.300         1,000,000
  5,000,000  Jackson County, Mississippi, Port
               Facility Revenue(1).....................   07/01/05        2.300         5,000,000
  1,300,000  Joliet, Illinois, Regional Port
               District(1).............................   07/01/05        2.220         1,300,000
  3,000,000  Kemmerer, Wyoming, Pollution
               Control Revenue(1)......................   07/01/05        2.220         3,000,000
  5,000,000  Lincoln County, Wyoming, Pollution
               Control Revenue(1)......................   07/01/05        2.220         5,000,000
    500,000  Lincoln County, Wyoming, Pollution
               Control Revenue(1)......................   07/01/05        2.300           500,000
  1,000,000  Lincoln County, Wyoming, Pollution
               Control Revenue(1)......................   07/01/05        2.400         1,000,000
    800,000  Midlothian, Texas, Pollution
               Control Revenue(1)......................   07/06/05        2.250           800,000
  1,000,000  Port Arthur, Texas, Navigation
               District(1).............................   07/01/05        2.300         1,000,000
  1,800,000  Sweetwater County, Wyoming, Pollution
               Control Revenue(1)......................   07/01/05        2.530         1,800,000



   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

 Principal                                                Maturity      Interest
  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             MUNICIPAL BONDS (CONTINUED)
             INDUSTRIAL (CONTINUED)
$ 9,000,000  Valdez, Alaska, Marine Terminal
               Revenue(1)..............................   07/01/05        2.220%       $9,000,000
  2,200,000  Valdez, Alaska, Marine Terminal
               Revenue(1)..............................   07/01/05        2.270         2,200,000
                                                                                       ----------
             Total Industrial..........................                                53,370,000
                                                                                       ----------
             MISCELLANEOUS (11.6%)
  1,000,000  Arkansas Development
               Finance Authority.......................   11/01/05        5.000         1,009,940
  1,600,000  California Housing Finance Agency(1)......   07/06/05        2.100         1,600,000
  1,300,000  California Housing Finance Agency(1)......   07/06/05        2.380         1,300,000
  4,300,000  California State Economic
               Recovery Bond(1).......................   07/01/05        2.480         4,300,000
  1,365,000  Clayton County, Georgia,
               Housing Authority(1)....................   07/07/05        2.420         1,365,000
  1,500,000  Colorado Housing &
               Finance Authority(1)....................   07/06/05        2.400         1,500,000
  4,060,000  Fulton County, Georgia,
               Building Authority......................   01/01/06        4.000         4,098,265
  2,180,000  Kansas State Development

               Finance Authority.......................   08/01/05        3.000         2,182,965
  3,155,000  Maine Municipal Bond Bank.................   09/01/05        3.000         3,160,272
  5,300,000  Michigan State Housing Development
               Authority, Rental Housing
               Revenue(1)..............................   07/06/05        2.210         5,300,000
    900,000  New York State Local Government
               Assistance Corp.(1).....................   07/06/05        2.100           900,000
  3,500,000  New York State Local Government
               Assistance Corp.(1).....................   07/06/05        2.310         3,500,000
    200,000  New York, New York, City Transitional
               Finance Authority(1)...................   07/01/05        2.180           200,000
    500,000  New York, New York, City Transitional
               Finance Authority(1)....................   07/01/05        2.260           500,000
  7,800,000  New York, New York, City Transitional
               Finance Authority(1)....................   07/01/05        2.480         7,800,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2005

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

 Principal                                                Maturity      Interest
  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             MUNICIPAL BONDS (CONTINUED)
             MISCELLANEOUS (CONTINUED)
$ 6,000,000  New York, New York, City Transitional
               Finance Authority(1)....................   07/06/05        2.230%      $ 6,000,000
  2,170,000  New York, New York, City Transitional
               Finance Authority(1)....................   07/06/05        2.350         2,170,000
  1,000,000  New York, New York, City Transitional
               Finance Authority(1)....................   07/06/05        2.350         1,000,000
  1,200,000  New York, New York, City Transitional
               Finance Authority(1)....................   07/06/05        2.350         1,200,000
  1,575,000  Ohio State Building Authority.............   10/01/05        5.000         1,586,777
                                                                                      -----------
             Total Miscellaneous.......................                                50,673,219
                                                                                      -----------
             PRE-REFUNDED (5.2%)2
  1,320,000  Chesapeake, Virginia......................   12/01/05        5.375         1,362,804
  1,500,000  Dallas County, Texas......................   08/15/05        5.500         1,506,095
  2,000,000  Dallas, Texas, Independent
               School District.........................   08/15/05        5.400         2,008,444
  1,200,000  Hamilton County, Ohio, Sewer
               System Revenue..........................   12/01/05        5.800         1,241,170
  8,480,000  Indiana University........................   08/01/05        5.875         8,675,853
  2,030,000  Michigan State............................   11/01/05        4.875         2,069,058
  1,000,000  Newport News, Virginia....................   07/01/05        5.375         1,020,000
    510,000  Newport News, Virginia....................   07/01/05        5.625           520,200
  1,000,000  Ohio State Public Facilities Commission...   11/01/05        4.500         1,007,986
  1,000,000  Ohio State Public Facilities Commission...   11/01/05        5.000         1,009,898
  1,000,000  Pennsylvania State........................   01/01/06        5.000         1,013,910
  1,210,000  Pittsburgh, Pennsylvania, Water &
               Sewer Authority.........................   09/01/05        5.500         1,216,584
                                                                                      -----------
             Total Pre-Refunded........................                                22,652,002
                                                                                      -----------
             SPECIAL TAX (2.7%)
  7,000,000  Connecticut State Special Tax.............   09/01/05        4.000         7,021,428
  5,000,000  Riverside County, California,
               Special Tax(1)..........................   07/06/05        2.200         5,000,000
                                                                                      -----------
             Total Special Tax.........................                                12,021,428
                                                                                      -----------


   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

 Principal                                                Maturity      Interest
  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             MUNICIPAL BONDS (CONTINUED)
             TRANSPORTATION (2.7%)
$ 1,000,000  Arizona State Transportation Board........   07/01/05        5.750%      $ 1,000,000
  5,000,000  Georgia State Road & Tollway Authority....   10/01/05        3.000         5,012,783
  2,600,000  Metropolitan Atlanta Rapid Transit
               Authority, Georgia......................   07/01/05        6.250         2,600,000
  3,200,000  Metropolitan Transportation
               Authority, New York(1)..................   07/07/05        2.140         3,200,000
                                                                                      -----------
             Total Transportation......................                                11,812,783
                                                                                      -----------
             UTILITIES (2.8%)
 4,600,000   Municipal Electric Authority
               of Georgia(1)...........................   07/06/05        2.330         4,600,000
  2,300,000  Orlando, Florida, Utilities Commission ...   10/01/05        5.750         2,320,403
   900,000   Piedmont Municipal Power Agency
               Electric Revenue(1).....................   07/06/05        2.400           900,000
 2,000,000   Southern, Minnesota, Municipal Power
               Supply System...........................   01/01/06        5.000         2,023,440
 1,000,000   Washington State Public Power
               Supply System...........................   07/01/05        6.000         1,000,000
 1,400,000   Washington State Public Power
               Supply System(1)........................   07/06/05        2.230         1,400,000
                                                                                      -----------
             Total Utilities...........................                                12,243,843
                                                                                      -----------
             WATER/SEWER (13.2%)
 1,400,000   Boston, Massachusetts, Water &
               Sewer Commission(1).....................   07/07/05        2.150         1,400,000
 1,800,000   California State Department of
               Water Resources(1)......................   07/06/05        2.430         1,800,000
 9,850,000   California State Department of
               Water Resources(1)......................   07/07/05        2.350         9,850,000
 1,000,000   Cobb County, Georgia, Water &
               Sewer Revenue...........................   07/01/05        2.000         1,000,000
 1,000,000   Colorado Water Resources & Power
               Development Authority...................   09/01/05        5.000         1,005,120
 1,250,000   Dallas, Texas, Waterworks &
               Sewer System Revenue....................   10/01/05        4.000         1,256,227


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

 Principal                                                Maturity      Interest
  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             MUNICIPAL BONDS (CONTINUED)
             WATER/SEWER (CONTINUED)
$2,200,000   Detroit, Michigan, Sewage
               Disposal Revenue(1).....................   07/06/05        2.430%     $  2,200,000
 3,900,000   Durham, North Carolina, Water &
               Sewer Revenue(1)........................   07/06/05        2.430         3,900,000
   700,000   Irvine Ranch, California,
               Water District(1).......................   07/01/05        2.200           700,000
 2,550,000   Massachusetts State Water
               Resources Authority(1)..................   07/01/05        2.480         2,550,000
 5,800,000   Massachusetts State Water
               Resources Authority(1)..................   07/06/05        2.170         5,800,000
 1,000,000   Massachusetts State Water
               Resources Authority(1)..................   07/06/05        2.230         1,000,000
 1,550,000   Massachusetts State Water
               Resources Authority(1)..................   07/06/05        2.260         1,550,000
 7,805,000   Massachusetts State Water
               Resources Authority(1)..................   07/06/05        2.350         7,805,000
 2,200,000   Metropolitan Water District of
               Southern California(1)..................   07/01/05        2.450         2,200,000
 2,100,000   New York, New York, City Municipal
               Water Finance Authority(1)..............   07/01/05        2.340         2,100,000
 5,700,000   New York, New York, City Municipal
               Water Finance Authority(1)..............   07/01/05        2.460         5,700,000
 1,000,000   Ohio State Solid Waste Revenue(1).........   07/01/05        2.360         1,000,000

 4,900,000   Seattle, Washington Water
               System Revenue..........................   07/06/05        2.250         4,900,000
                                                                                     ------------
             Total Water/Sewer.........................                                57,716,347
                                                                                     ------------
             Total Municipal Bonds.....................                               398,285,135
                                                                                     ------------
             COMMERCIAL PAPER (8.8%)
 7,000,000   City of Houston, Texas....................   07/13/05        2.850%        7,000,000
 3,500,000   City of San Antonio, Texas................   07/14/05        2.800%        3,500,000
 3,900,000   City of San Antonio, Texas................   07/15/05        2.850%        3,900,000
 4,000,000   King County, Washington...................   07/19/05        2.800%        4,000,000
 5,500,000   Massachusetts State Health &
               Educational Facilities Authority........   07/25/05        2.800%        5,500,000


   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005

 Principal                                                Maturity      Interest
  Amount                                                    Date          Rate           Value
  ------                                                    ----          ----           -----
             COMMERCIAL PAPER (CONTINUED)
$5,000,000   Ohio State University.....................   07/13/05        2.850%     $  5,000,000
 3,705,000   Texas Public Finance Authority ...........   07/25/05        2.600%        3,705,000
 1,330,000   University of Texas.......................   07/15/05        2.850%        1,330,000
 4,567,000   University of Texas.......................   07/22/05        2.720%        4,567,000
                                                                                     ------------
             Total Commercial Paper....................                              $ 38,502,000
                                                                                     ------------
TOTAL INVESTMENTS, AT AMORTIZED COST...................                    99.8%     $436,787,135
OTHER ASSETS IN EXCESS OF LIABILITIES..................                     0.2           858,868
                                                                          -----      ------------
NET ASSETS.............................................                   100.0%     $437,646,003
                                                                          =====      ============


----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2005 coupon rate.

(2) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

ASSETS:
   Investments, at amortized cost.................................  $436,787,135
   Cash...........................................................     1,184,109
   Interest receivable............................................     2,677,758
   Other receivable...............................................        67,099
                                                                    ------------
    Total Assets..................................................   440,716,101
                                                                    ------------
LIABILITIES:
   Payables for:
     Investments purchased........................................     2,824,551
     Shareholder servicing fees...................................        90,745
     Investment advisory fees.....................................        54,448
     Administrative fees..........................................        36,299
     Professional fees............................................        23,340
     Dividends declared...........................................        20,846
     Custody and accounting fees..................................         7,074
     Board of Trustees' fees......................................           941
   Accrued expenses and other liabilities.........................        11,854
                                                                    ------------
       Total Liabilities..........................................     3,070,098
                                                                    ------------
NET ASSETS, FOR 437,641,263 FUND SHARES OUTSTANDING...............  $437,646,003
                                                                    ============
Net Assets Consist of:
   Paid-in capital................................................  $437,646,003
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE......................         $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2005

NET INVESTMENT INCOME:
   Income:
     Investment income............................................   $8,101,337
                                                                     ----------
   Expenses:
     Shareholder servicing fees...................................    1,186,017
     Investment advisory fees.....................................      711,611
     Administrative fees..........................................      474,407
     Custody and accounting fees..................................      140,193
     Professional fees............................................       38,200
     Board of Trustees' fees......................................       20,763
     Miscellaneous expenses.......................................       89,860
                                                                     ----------
       Total Expenses.............................................    2,661,051
       Expense offset arrangement.................................       (6,754)
                                                                     ----------
       Net Expenses...............................................    2,654,297
                                                                     ----------
Net Investment Income.............................................   $5,447,040
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED JUNE 30,
                                                        --------------------------------
                                                              2005              2004
                                                        ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income..........................    $     5,447,040    $   1,903,766
   Dividends declared from net investment income....         (5,366,122)      (1,903,482)
                                                        ---------------    -------------
     Net increase in net assets from operations ....             80,918              284
                                                        ---------------    -------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold.............................      1,199,999,083      955,433,086
       Fund shares issued in reinvestment of
          dividends                                           2,748,333        1,026,049
       Fund shares repurchased .....................     (1,218,015,624)    (969,022,796)
                                                        ---------------    -------------
         Net decrease in net assets resulting
           from fund share transactions.............        (15,268,208)     (12,563,661)
                                                        ---------------    -------------

         Total decrease in net assets ..............        (15,187,290)     (12,563,377)

NET ASSETS:
   Beginning of year................................        452,833,293      465,396,670
                                                        ---------------    -------------
   End of year......................................    $   437,646,003    $ 452,833,293
                                                        ===============    =============



   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year

                                                                  For the years ended June 30,
                                              --------------------------------------------------------------
                                                2005         2004           2003         2002         2001
                                              --------     --------       --------     --------     --------
Net asset value, beginning of year            $   1.00     $   1.00       $   1.00     $   1.00     $   1.00
Income from investment operations:
   Net investment income ................         0.01         0.00(1)        0.01         0.01         0.03
Dividends to shareholders from net
   investment income ....................        (0.01)       (0.00)(1)      (0.01)       (0.01)       (0.03)
                                              --------     --------       --------     --------     --------
Net asset value, end of year ............     $   1.00     $   1.00       $   1.00     $   1.00     $   1.00
                                              ========     ========       ========     ========     ========
Total return ............................         1.15%        0.42%          0.72%        1.40%        3.20%

Ratios/Supplemental data:
   Net assets, end of year
     (000's omitted) ....................     $437,646     $452,833       $465,397     $414,143     $199,398
   Net expenses paid by Fund ............         0.56%        0.55%          0.56%        0.53%        0.65%(2)
   Expense offset arrangement ...........         0.00%        0.00%          0.01%        0.02%        0.00%
                                              --------     --------       --------     --------     --------
     Total expenses .....................         0.56%        0.55%          0.57%        0.55%        0.65%
   Ratio of net investment income to
     average net assets .................         1.15%        0.42%          0.72%        1.28%        3.17%


(1)   Less than $0.01 per share.

(2) During the year ended June 30, 2001, the Fund had an agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") whereby the Administrator paid certain expenses of the Fund and received a fee from the Fund (the "Expense Payment Fee"), computed and paid monthly, such that after such fee the aggregate expenses of the Fund would not exceed 0.65% of the Fund's average daily net assets. Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

     Expenses paid by the Fund                     n/a          n/a          n/a            n/a         0.62%
     Expense payment arrangement                   n/a          n/a          n/a            n/a         0.03%
     Gross expenses                                n/a          n/a          n/a            n/a         0.65%


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005

1. Organization and Significant Accounting Policies. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2005, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.


      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2005, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Other. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2005, the Fund incurred $711,611 for advisory services.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2005

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2005, the Fund incurred $474,407 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2005, the Fund incurred $1,186,017 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2005, the Fund incurred $20,763 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2005, the Fund incurred $140,193 for custody and accounting services. These fees were reduced by $6,754 as a result of an expense offset arrangement with the Fund's custodian.

      Interest Paid to Custodian Bank. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2005 was $2,148.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF BBH TRUST AND SHAREHOLDERS OF
BBH TAX EXEMPT MONEY FUND

We have audited the accompanying statement of assets and liabilities of BBH Tax Exempt Money Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Exempt Money Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 26, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Exempt Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                              Beginning         Ending          During Period
                            Account Value    Account Value    January 1, 2005
                           January 1, 2005   June 30, 2005   to June 30, 2005(1)
                           ---------------   -------------   -------------------
Actual..................       $1,000           $1,007               3
Hypothetical(2).........       $1,000           $1,022               3

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2005 (unaudited)


Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH


At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In consider-

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

ing profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results


The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional  clients with investment  objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Tax Exempt Money Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Trustees reviewed information showing performance of the Fund compared to iMoneyNet (Tax Free Retail). The Fund outperformed the Average over all relevant periods. The Trustees also viewed with favor that the Fund's portfolio of investments had an overall high quality while the Fund's total expense ratio was lower that the iMoneyNet Average. The Trustees also noted that the Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

FINANCIAL STATEMENT  JUNE 30, 2005

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2005 (unaudited)

The percentage of tax-exempt dividends paid by the BBH Tax Exempt Money Fund (the "Fund") for the year ended June 30, 2005 was 100%.

In January 2006, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2005. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH Tax Exempt Money Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by
and Address               Portfolio       Served         5 Years                             Trustee^              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.    Chairman        Since 1990     Managing Director, Chairman         10                    None
Birth Date:               of the                         Chief Executive Officer of
March 17, 1938            Board and                      Shields & Company (registered
Shields & Company         Trustee                        broker-dealer and member of New
140 Broadway                                             York Stock Exchange); Chairman
New York,  NY 10005                                      of Capital Management
                                                         Associates, Inc. (registered
                                                         investment adviser); Director
                                                         of Flowers Foods, Inc.

Eugene P. Beard           Trustee         Since 1993     Chairman & CEO of Westport          10                    Director of Old
Birth Date:                                              Asset Fund, Inc.; Special                                 Westbury
March 17, 1935                                           Advisor to The Interpublic                                Funds (5);
The Interpublic Group                                    Group of Companies, Inc.                                  Trustee of
of Companies, Inc.                                       (February 2000 to December                                Sandhill
372 Danbury Road                                         2003).                                                    Investment
2nd Floor                                                                                                          Fund II.
Wilton, CT 06897

Richard L. Carpenter      Trustee         Since 1999     Retired.                            10                    None
Birth Date:
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman          Trustee         Since 1990     Director of Jeffrey Co. (1992       10                    Director of
Birth Date:                                              to present); Director of QMED                             Dreyfus
November 16, 1939                                        (1999 to present).                                        Mutual Funds
3 Tall Oaks Drive                                                                                                  (59 Funds)
Warren, NJ 07059

Alan G. Lowy              Trustee         Since 1993     Private Investor.                   10                    None
Birth Date:
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436


FINANCIAL STATEMENT  JUNE 30, 2005

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by
and Address               Portfolio       Served         5 Years                             Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------------
Arthur D. Miltenberger    Trustee         Since 1992     Retired; Trustee, R.K. Mellon       10                    None
Birth Date:                                              Family Trusts (1981-June 2003);
November 8, 1938                                         General Partner, Mellon Family
503 Darlington Road                                      Investment Company IV, V and VI
Ligonier, PA 15658                                       (1983-2002); Director of
                                                         Aerostructures Corporation
                                                         (aircraft manufacturer)
                                                         (1996-July 2003).

Officers

John A. Nielsen           President,      Since 2004     President of BBH Trust, BBH         N/A                   N/A
Birth Date:               Principal                      Prime Institutional Money
July 15, 1943             Executive                      Market Fund, Inc., BBH Fund,
140 Broadway              Officer                        Inc. and BBH U.S. Money Market
New York, NY 10005                                       Portfolio (since January 2004);
                                                         He joined Brown Brothers

                                                         Harriman & Co. ("BBH & Co.") in
                                                         1968 and has been a Partner of
                                                         the firm since 1987.

Gail C. Jones             Secretary       Since 2002     Secretary of BBH Trust, BBH         N/A                   N/A
Birth Date:                                              Prime Institutional Money
October 26, 1953                                         Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                      Inc. and BBH U.S. Money Market
Pittsburgh, PA                                           Portfolio (since August 2002);
15222-3779                                               Counsel, ReedSmith, LLP (since
                                                         October 2002); Corporate
                                                         Counsel (January 1997-September
                                                         2002) and Vice President
                                                         (January 1999-September 2002)
                                                         of Federated Services Company.

Judith J. Mackin          Vice President  Since 2002     Vice President of BBH Trust,        N/A                   N/A
Birth Date:                                              BBH Prime Institutional Money
May 30, 1960                                             Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                      Inc. and BBH U.S. Money Market
Pittsburgh, PA                                           Portfolio (since August 2002);
15222-3779                                               Vice President (since November
                                                         1997) of Federated Services
                                                         Company.



TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                             Number of
                                          Term of                                            Funds/                Other
                          Position(s)     Office#        Principal                           Portfolio in          Trustee/
Name,                     Held with       and Length     Occupation(s)                       Fund Complex          Directorships
Birth Date                Trust/          of Time        During Past                         Overseen by           Held by
and Address               Portfolio       Served         5 Years                             Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------------
Victor Siclari            Assistant       Since 2002     Assistant Secretary of BBH          N/A                   N/A
Birth Date:               Secretary                      Trust, BBH Prime Institutional
November 17, 1961                                        Money Market Fund, Inc., BBH
1001 Liberty Avenue                                      Fund, Inc. and BBH U.S. Money
Pittsburgh, PA                                           Market Portfolio (since August
15222-3779                                               2002); Partner, ReedSmith, LLP
                                                         (since October 2002); Vice
                                                         President (March 1996-September
                                                         2002) and Senior Corporate
                                                         Counsel (July 1998-September
                                                         2002) of Federated Investors,
                                                         Inc.

Nancy D. Osborn           Assistant       Since 2002     Assistant Secretary of BBH          N/A                   N/A
Birth Date:               Secretary,                     Trust, BBH Prime Institutional
May 4, 1966               Treasurer,                     Money Market Fund, Inc., BBH
140 Broadway              Principal                      Fund, Inc. and BBH U.S. Money
New York, NY 10005        Financial                      Market Portfolio (since August
                          Officer                        2002); Assistant Vice President
                                                         (since April 2003) and
                                                         Associate (April 1996-March
                                                         2003) of BBH & Co.

John C. Smith             Assistant       Since 2002     Assistant Treasurer of BBH          N/A                   N/A
Birth Date:               Treasurer                      Trust, BBH Prime Institutional
August 2, 1965                                           Money Market Fund, Inc., BBH
50 Milk Street                                           Fund, Inc. and BBH U.S. Money
Boston, MA 02109                                         Market Portfolio (since August
                                                         2002); Assistant Vice President
                                                         (since September 2001),
                                                         Associate (September
                                                         2000-August 2001) and Senior
                                                         Analyst (June 1999-August 2000)
                                                         of BBH & Co.


----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the TrustOs Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the TrustOs by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series.

FINANCIAL STATEMENT  JUNE 30, 2005

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN







ITEM 2. CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that
                   applies to the registrant's principal executive officer,
                  principal financial officer,
                  principal accounting officer or controller or persons
                 performing similar functions.


(b)	No answer required.

(c)	Not applicable.
(d)	Not applicable.

(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees board has designated two members of the audit committee as financial experts.
     (2) The following Trustees have been designated as
                  audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
a) Disclosure of the aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the annual financial statements or services that are normally provided with statutory and regulatory filings or engagements for those fiscal years.


			Audit Fee	Security Count Fee	Total Billed
June 30, 2005	62,800					62,800
May 31, 2005				 4,500		4,500
October 31, 2004		 		4,500			4,500
August 31, 2004		 		4,500			4,500
June 30, 2004	62,800		 			62,800
March 31, 2004 				4,500			4,500
October 31, 2003				5,100			5,100
August 29, 2003				4,500			4,500
Total			125,600		27,600		153,200


b) Disclosure of other fees assurance and related services fees billed in the last two fiscal years that are reasonably related to the performance of the audit and are not reported in (a).

NONE

c) Disclosure of fees billed in the last two fiscal years for tax advice, tax compliance and tax planning.

		Tax Compliance	Total Billed
June 30, 2005	12,000		12,000
June 30, 2004	12,000		12,000
Total			24,000		24,000

d) Disclosure of all other fees billed in the last two fiscal years.

NONE

f) If greater than 50 percent, disclosure of the percentage of hours expended on principal accountant's engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants' full-time, permanent employees.

NONE

g) Disclosure of non-audit fees billed by the registrant's accountant to the registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

NOTE: For the purposes of item g, we are considering the following entities as controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant:

                        BBH Trust Company (Cayman) Limited
                        BBH International Equity Fund Cayman
                        BBH US Equity Fund Cayman
                        New World Investment Trust
                        World Investment Trust
                        Global Investment Trust
                        American Investment Trust
                        Brown Brothers Harriman and Co.
                        Brown Brothers Harriman Trust Company, LLC
                        Brown Brothers Harriman Infomediary, LLC

AIMR Work					70,412
Activity Based Costing Review		232,877
Aetna Claims Review			49,991
Sarbanes-Oxley Review			16,000
Miscellaneous		 		4,900

h) Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.




ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit committee.
      The members of the audit committee are: Eugene P. Beard , Richard Carpenter, David P. Feldman, Alan G. Lowy and
     Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
        CLOSED-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,

      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:


	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.  evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a.	all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal
		controls; and
6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: September 12, 2005


/s/ John A. Nielson
==============
John A. Nielsen
President - Principal Executive Officer



I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances
	under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	evaluated the effectiveness of the registrant's disclosure
        controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

       c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation
	     as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

       a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
      b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: September 12, 2005



/s/ Nancy D. Osborn
===============
Nancy D. Osborn
Treasurer - Principal Financial Officer

                          SECTION 906 CERTIFICATION
Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund, BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/04
(the "Report") fully
 complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.

Dated: September 12, 2005


/s/ John A. Nielsen
==============
John A. Nielsen
Title: President, Principal Executive Officer


Dated: September 12, 2005


/s/ Nancy D. Osborn
===============
Nancy D. Osborn
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             -------------------------------------



By (Signature and Title)*/s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:  September 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title) /s/ Nancy D. Osborn
	                    ------------------------------------------------------

                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:  September 12, 2005


* Print name and title of each signing officer under his or her signature.